LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.76%
Aerospace & Defense–1.46%
†AAR Corp.	2,339	$ 127,592
†Aerojet Rocketdyne Holdings, Inc.	6,136	344,659
†AeroVironment, Inc.	732	67,095
†AerSale Corp.	2,639	45,444
†Astronics Corp.	3,366	42,553
†Axon Enterprise, Inc.	892	200,566
†Boeing Co.	3,476	738,407
BWX Technologies, Inc.	5,445	343,253
†Byrna Technologies, Inc.	1,860	14,117
Curtiss-Wright Corp.	2,753	485,244
†Ducommun, Inc.	1,095	59,907
General Dynamics Corp.	3,875	884,314
HEICO Corp.	2,110	326,176
Hexcel Corp.	6,480	442,260
Howmet Aerospace, Inc.	9,783	414,506
Huntington Ingalls Industries, Inc.	1,759	364,148
†Innovative Solutions & Support, Inc.	1,699	12,471
Kaman Corp.	2,196	50,201
†Kratos Defense & Security Solutions, Inc.	7,221	97,339
L3Harris Technologies, Inc.	2,184	428,588
Lockheed Martin Corp.	4,642	2,194,413
Maxar Technologies, Inc.	411	20,986
†Mercury Systems, Inc.	2,137	109,243
Moog, Inc. Class A	2,078	209,358
National Presto Industries, Inc.	415	29,917
Northrop Grumman Corp.	1,400	646,408
Park Aerospace Corp.	1,422	19,126
†Parsons Corp.	3,000	134,220
Raytheon Technologies Corp.	17,936	1,756,472
Textron, Inc.	6,895	486,994
TransDigm Group, Inc.	665	490,138
†Triumph Group, Inc.	2,183	25,301
†V2X, Inc.	700	27,804
Woodward, Inc.	2,515	244,886
		11,884,106
Air Freight & Logistics–0.75%
†Air Transport Services Group, Inc.	4,399	91,631
CH Robinson Worldwide, Inc.	6,781	673,828
Expeditors International of Washington, Inc.	6,016	662,482
FedEx Corp.	5,830	1,332,097
Forward Air Corp.	1,360	146,554
†GXO Logistics, Inc.	6,121	308,866
†Hub Group, Inc. Class A	1,843	154,701
†Radiant Logistics, Inc.	4,220	27,683
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Air Freight & Logistics (continued)
United Parcel Service, Inc. Class B	14,166	$ 2,748,062
		6,145,904
Automobile Components–0.59%
†Adient PLC	6,791	278,159
†American Axle & Manufacturing Holdings, Inc.	7,274	56,810
†Aptiv PLC	4,752	533,127
Autoliv, Inc.	5,998	559,973
BorgWarner, Inc.	14,888	731,150
†Cooper-Standard Holdings, Inc.	1,627	23,168
Dana, Inc.	8,992	135,330
†Dorman Products, Inc.	1,581	136,377
†Fox Factory Holding Corp.	1,929	234,123
Gentex Corp.	14,126	395,952
†Gentherm, Inc.	1,589	96,007
†Goodyear Tire & Rubber Co.	17,941	197,710
LCI Industries	1,744	191,613
Lear Corp.	3,892	542,895
†Modine Manufacturing Co.	3,832	88,328
†Motorcar Parts of America, Inc.	2,131	15,855
Patrick Industries, Inc.	1,704	117,252
†QuantumScape Corp.	13,098	107,142
Standard Motor Products, Inc.	1,116	41,192
†Stoneridge, Inc.	2,012	37,624
†Strattec Security Corp.	351	7,985
†Superior Industries International, Inc.	1,457	7,212
†Visteon Corp.	1,550	243,086
†XPEL, Inc.	339	23,035
		4,801,105
Automobiles–0.56%
Ford Motor Co.	55,802	703,105
General Motors Co.	27,213	998,173
Harley-Davidson, Inc.	10,933	415,126
†Tesla, Inc.	10,020	2,078,749
Thor Industries, Inc.	3,525	280,731
Winnebago Industries, Inc.	1,657	95,609
		4,571,493
Banks–4.78%
1st Source Corp.	1,869	80,647
ACNB Corp.	300	9,765
Amalgamated Financial Corp.	896	15,850
Amerant Bancorp, Inc.	828	18,017
American National Bankshares, Inc.	691	21,905
LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Ameris Bancorp	4,264	$ 155,977
Ames National Corp.	508	10,566
Arrow Financial Corp.	1,279	31,860
Associated Banc-Corp.	9,472	170,307
Atlantic Union Bankshares Corp.	5,077	177,949
†Axos Financial, Inc.	4,313	159,236
Banc of California, Inc.	4,299	53,866
BancFirst Corp.	2,354	195,617
†Bancorp, Inc.	5,433	151,309
Bank of America Corp.	92,335	2,640,781
Bank of Hawaii Corp.	2,642	137,595
Bank of Marin Bancorp	1,102	24,123
Bank of NT Butterfield & Son Ltd.	3,380	91,260
Bank of South Carolina Corp.	622	9,840
Bank OZK	8,849	302,636
Bank7 Corp.	716	17,578
BankFinancial Corp.	1,093	9,564
BankUnited, Inc.	5,824	131,506
Bankwell Financial Group, Inc.	404	10,043
Banner Corp.	1,939	105,423
Bar Harbor Bankshares	748	19,785
BayCom Corp.	1,762	30,095
BCB Bancorp, Inc.	920	12,080
Berkshire Hills Bancorp, Inc.	4,384	109,863
†Blue Foundry Bancorp	1,892	18,012
Blue Ridge Bankshares, Inc.	816	8,323
BOK Financial Corp.	3,149	265,807
†Bridgewater Bancshares, Inc.	1,259	13,648
Brookline Bancorp, Inc.	6,793	71,326
Business First Bancshares, Inc.	727	12,454
Byline Bancorp, Inc.	1,200	25,944
C&F Financial Corp.	247	12,772
Cadence Bank	14,152	293,796
†California BanCorp	410	7,999
Cambridge Bancorp	195	12,638
Camden National Corp.	1,173	42,451
Capital Bancorp, Inc.	649	10,799
Capital City Bank Group, Inc.	1,029	30,160
Capitol Federal Financial, Inc.	10,543	70,954
Capstar Financial Holdings, Inc.	789	11,953
†Carter Bankshares, Inc.	1,205	16,870
Cathay General Bancorp	5,111	176,432
Central Pacific Financial Corp.	1,797	32,166
Central Valley Community Bancorp	650	13,377
CF Bankshares, Inc.	455	8,872
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Chemung Financial Corp.	348	$ 14,442
Citigroup, Inc.	26,149	1,226,127
Citizens & Northern Corp.	830	17,745
Citizens Community Bancorp, Inc.	134	1,422
Citizens Financial Group, Inc.	15,286	464,236
Citizens Financial Services, Inc.	168	14,036
City Holding Co.	1,056	95,969
Civista Bancshares, Inc.	1,887	31,853
CNB Financial Corp.	1,363	26,170
†Coastal Financial Corp.	985	35,470
Codorus Valley Bancorp, Inc.	389	8,072
Colony Bankcorp, Inc.	809	8,252
Columbia Banking System, Inc.	13,339	285,721
†Columbia Financial, Inc.	5,791	105,859
Comerica, Inc.	5,568	241,763
Commerce Bancshares, Inc.	7,065	412,243
Community Bank System, Inc.	3,521	184,817
Community Financial Corp.	282	9,343
Community Trust Bancorp, Inc.	1,576	59,809
Community West Bancshares	798	10,095
ConnectOne Bancorp, Inc.	3,369	59,564
†CrossFirst Bankshares, Inc.	2,044	21,421
Cullen/Frost Bankers, Inc.	3,117	328,345
†Customers Bancorp, Inc.	2,725	50,467
CVB Financial Corp.	8,489	141,597
Dime Community Bancshares, Inc.	3,418	77,657
Eagle Bancorp, Inc.	2,082	69,685
East West Bancorp, Inc.	8,263	458,596
Eastern Bankshares, Inc.	6,232	78,648
Enterprise Bancorp, Inc.	505	15,887
Enterprise Financial Services Corp.	2,260	100,773
Equity Bancshares, Inc. Class A	1,411	34,386
Esquire Financial Holdings, Inc.	464	18,142
ESSA Bancorp, Inc.	506	7,954
Evans Bancorp, Inc.	369	12,385
Farmers & Merchants Bancorp, Inc.	621	15,103
Farmers National Banc Corp.	1,405	17,759
FB Financial Corp.	3,337	103,714
†FFBW, Inc.	489	5,721
Fidelity D&D Bancorp, Inc.	372	16,986
Fifth Third Bancorp	18,805	500,965
Financial Institutions, Inc.	1,236	23,830
Finward Bancorp	301	8,759

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Bancorp	2,305	$ 81,874
First BanCorp	15,722	179,545
First Bancorp, Inc.	400	10,356
First Bancshares, Inc.	606	15,653
First Bank	702	7,090
First Busey Corp.	3,995	81,258
First Business Financial Services, Inc.	400	12,204
First Capital, Inc.	402	10,311
First Citizens BancShares, Inc. Class A	517	503,093
First Commonwealth Financial Corp.	7,586	94,294
First Community Bankshares, Inc.	1,806	45,240
First Financial Bancorp	6,619	144,096
First Financial Bankshares, Inc.	6,396	204,032
First Financial Corp.	910	34,107
First Foundation, Inc.	3,162	23,557
First Hawaiian, Inc.	9,409	194,108
First Horizon Corp.	29,816	530,128
First Internet Bancorp	281	4,679
First Interstate BancSystem, Inc. Class A	5,713	170,590
First Merchants Corp.	3,427	112,920
First Mid Bancshares, Inc.	782	21,286
First of Long Island Corp.	2,890	39,015
First Republic Bank	4,389	61,402
First Savings Financial Group, Inc.	486	7,820
†First Seacoast Bancorp, Inc.	801	6,905
First United Corp.	461	7,772
†First Western Financial, Inc.	385	7,623
Five Star Bancorp	972	20,742
Flushing Financial Corp.	2,575	38,342
FNB Corp.	24,748	287,077
FNCB Bancorp, Inc.	1,311	8,128
Franklin Financial Services Corp.	484	14,346
FS Bancorp, Inc.	364	10,924
Fulton Financial Corp.	10,167	140,508
†FVCBankcorp, Inc.	1,846	19,660
German American Bancorp, Inc.	1,832	61,134
Glacier Bancorp, Inc.	7,320	307,513
Great Southern Bancorp, Inc.	1,288	65,276
Guaranty Bancshares, Inc.	986	27,480
Hancock Whitney Corp.	5,726	208,426
Hanmi Financial Corp.	2,726	50,622
HarborOne Bancorp, Inc.	3,449	42,078
Hawthorn Bancshares, Inc.	416	9,724
HBT Financial, Inc.	668	13,173
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Heartland Financial USA, Inc.	2,936	$ 112,625
Heritage Commerce Corp.	4,676	38,951
Heritage Financial Corp.	2,744	58,722
Hilltop Holdings, Inc.	4,920	145,976
Hingham Institution For Savings The	65	15,174
Home Bancorp, Inc.	767	25,334
Home BancShares, Inc.	11,965	259,760
HomeStreet, Inc.	1,444	25,978
HomeTrust Bancshares, Inc.	2,018	49,623
Hope Bancorp, Inc.	7,589	74,524
Horizon Bancorp, Inc.	3,992	44,152
Huntington Bancshares, Inc.	38,021	425,835
†HV Bancorp, Inc.	431	12,943
Independent Bank Corp.	5,850	275,161
Independent Bank Group, Inc.	3,133	145,215
International Bancshares Corp.	4,629	198,214
Investar Holding Corp.	619	8,641
JPMorgan Chase & Co.	53,837	7,015,499
Kearny Financial Corp.	6,302	51,172
KeyCorp	23,443	293,506
Lakeland Bancorp, Inc.	3,667	57,352
Lakeland Financial Corp.	1,686	105,611
Landmark Bancorp, Inc.	555	11,466
LCNB Corp.	779	12,729
Limestone Bancorp, Inc.	590	13,163
Live Oak Bancshares, Inc.	3,910	95,287
Luther Burbank Corp.	1,860	17,633
M&T Bank Corp.	5,091	608,731
Macatawa Bank Corp.	1,713	17,507
MainStreet Bancshares, Inc.	481	11,299
Mercantile Bank Corp.	1,549	47,368
Meridian Corp.	630	7,938
Metrocity Bankshares, Inc.	927	15,842
†Metropolitan Bank Holding Corp.	1,000	33,890
Mid Penn Bancorp, Inc.	517	13,240
Middlefield Banc Corp.	600	16,809
Midland States Bancorp, Inc.	2,021	43,290
MidWestOne Financial Group, Inc.	1,275	31,135
MVB Financial Corp.	505	10,423
National Bank Holdings Corp. Class A	1,818	60,830
National Bankshares, Inc.	222	6,984
NBT Bancorp, Inc.	3,154	106,321
New York Community Bancorp, Inc.	40,190	363,318
†Nicolet Bankshares, Inc.	736	46,405
Northeast Bank	600	20,196

LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Northeast Community Bancorp, Inc.	1,217	$ 15,967
Northfield Bancorp, Inc.	4,576	53,905
Northrim BanCorp, Inc.	322	15,192
Northwest Bancshares, Inc.	9,475	113,984
Norwood Financial Corp.	355	10,444
Oak Valley Bancorp	1,718	40,648
OceanFirst Financial Corp.	3,787	69,984
OFG Bancorp	3,694	92,128
Ohio Valley Banc Corp.	303	7,093
Old National Bancorp	20,475	295,249
Old Point Financial Corp.	531	12,643
Old Second Bancorp, Inc.	1,033	14,524
OP Bancorp	1,114	9,926
†OptimumBank Holdings, Inc.	160	530
Orange County Bancorp, Inc.	220	9,680
Origin Bancorp, Inc.	1,422	45,717
Orrstown Financial Services, Inc.	503	9,990
Pacific Premier Bancorp, Inc.	5,733	137,707
PacWest Bancorp	6,636	64,568
Park National Corp.	1,191	141,217
Parke Bancorp, Inc.	739	13,139
Pathward Financial, Inc.	3,630	150,609
†Patriot National Bancorp, Inc.	972	8,573
PCB Bancorp	642	9,303
Peapack-Gladstone Financial Corp.	2,178	64,512
Penns Woods Bancorp, Inc.	878	20,282
Peoples Bancorp of North Carolina, Inc.	800	25,416
Peoples Bancorp, Inc.	2,283	58,787
Peoples Financial Services Corp.	412	17,860
Pinnacle Financial Partners, Inc.	3,905	215,400
†Pioneer Bancorp, Inc.	1,588	15,658
Plumas Bancorp	367	12,500
PNC Financial Services Group, Inc.	5,084	646,176
†Ponce Financial Group, Inc.	1,139	8,941
Popular, Inc.	5,265	302,264
Preferred Bank	1,329	72,842
Premier Financial Corp.	3,387	70,213
Primis Financial Corp.	1,601	15,418
Princeton Bancorp, Inc.	477	15,130
Prosperity Bancshares, Inc.	4,571	281,208
Provident Bancorp, Inc.	1,300	8,892
Provident Financial Services, Inc.	5,414	103,841
QCR Holdings, Inc.	1,366	59,981
RBB Bancorp	1,258	19,499
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Red River Bancshares, Inc.	400	$ 19,244
Regions Financial Corp.	24,752	459,397
Renasant Corp.	4,113	125,776
Republic Bancorp, Inc. Class A	1,308	55,498
†Republic First Bancorp, Inc.	4,711	6,407
Richmond Mutual BanCorp, Inc.	246	2,551
Riverview Bancorp, Inc.	1,450	7,743
S&T Bancorp, Inc.	3,057	96,143
Salisbury Bancorp, Inc.	586	14,123
Sandy Spring Bancorp, Inc.	3,595	93,398
SB Financial Group, Inc.	200	2,826
Seacoast Banking Corp. of Florida	3,281	77,760
ServisFirst Bancshares, Inc.	3,116	170,227
Shore Bancshares, Inc.	1,070	15,280
Sierra Bancorp	1,304	22,455
Simmons First National Corp. Class A	7,801	136,439
SmartFinancial, Inc.	542	12,542
South Plains Financial, Inc.	621	13,296
†Southern First Bancshares, Inc.	419	12,863
Southern Missouri Bancorp, Inc.	664	24,840
Southern States Bancshares, Inc.	652	14,703
Southside Bancshares, Inc.	2,708	89,906
SouthState Corp.	4,676	333,212
Stellar Bancorp, Inc.	3,763	92,607
†Sterling Bancorp, Inc.	1,968	11,139
Stock Yards Bancorp, Inc.	1,461	80,560
Summit Financial Group, Inc.	450	9,337
Synovus Financial Corp.	9,521	293,532
Territorial Bancorp, Inc.	299	5,774
†Texas Capital Bancshares, Inc.	2,530	123,869
†Third Coast Bancshares, Inc.	784	12,317
Timberland Bancorp, Inc.	400	10,808
Tompkins Financial Corp.	1,112	73,626
Towne Bank	4,814	128,293
TriCo Bancshares	2,055	85,467
†Triumph Bancorp, Inc.	2,365	137,312
Truist Financial Corp.	16,483	562,070
TrustCo Bank Corp. NY	1,470	46,952
Trustmark Corp.	4,607	113,793
U.S. Bancorp	26,453	953,631
UMB Financial Corp.	2,898	167,273
United Bankshares, Inc.	8,773	308,810
United Community Banks, Inc.	5,327	149,795
United Security Bancshares	2,131	13,596

LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Unity Bancorp, Inc.	845	$ 19,274
Univest Financial Corp.	2,727	64,739
†USCB Financial Holdings, Inc.	1,035	10,236
Valley National Bancorp	26,937	248,898
Veritex Holdings, Inc.	2,371	43,294
Virginia National Bankshares Corp.	307	11,040
Washington Federal, Inc.	4,358	131,263
Washington Trust Bancorp, Inc.	1,505	52,163
Webster Financial Corp.	10,320	406,814
Wells Fargo & Co.	50,231	1,877,635
WesBanco, Inc.	5,072	155,710
West BanCorp, Inc.	758	13,849
Westamerica BanCorp	1,867	82,708
Western Alliance Bancorp	5,374	190,992
Western New England Bancorp, Inc.	1,120	9,195
William Penn Bancorp, Inc.	914	10,356
Wintrust Financial Corp.	2,899	211,482
WSFS Financial Corp.	4,769	179,362
Zions Bancorp NA	7,368	220,524
		38,975,731
Beverages–1.41%
†Boston Beer Co., Inc. Class A	527	173,225
Brown-Forman Corp. Class A	8,438	543,854
†Celsius Holdings, Inc.	783	72,772
Coca-Cola Co.	54,839	3,401,663
Coca-Cola Consolidated, Inc.	532	284,663
Constellation Brands, Inc. Class A	3,230	729,625
†Duckhorn Portfolio, Inc.	3,153	50,133
Keurig Dr Pepper, Inc.	6,902	243,503
MGP Ingredients, Inc.	1,309	126,606
Molson Coors Beverage Co. Class B	7,477	386,411
†Monster Beverage Corp.	5,398	291,546
†National Beverage Corp.	4,024	212,145
PepsiCo, Inc.	27,525	5,017,807
		11,533,953
Biotechnology–2.70%
†Aadi Bioscience, Inc.	1,704	12,337
AbbVie, Inc.	31,346	4,995,612
†Acumen Pharmaceuticals, Inc.	2,758	11,197
†Adicet Bio, Inc.	1,731	9,971
†Adverum Biotechnologies, Inc.	5,792	4,155
†Affimed NV	1,899	1,416
†Agios Pharmaceuticals, Inc.	1,838	42,219
†AIkido Pharma, Inc.	700	2,254
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Akero Therapeutics, Inc.	2,764	$ 105,751
†Aldeyra Therapeutics, Inc.	4,058	40,296
†Alector, Inc.	1,703	10,542
†Alkermes PLC	7,678	216,443
†Allakos, Inc.	198	881
†Allogene Therapeutics, Inc.	7,123	35,188
†Allovir, Inc.	3,122	12,301
†Alnylam Pharmaceuticals, Inc.	409	81,931
†Alpine Immune Sciences, Inc.	2,571	19,848
Amgen, Inc.	11,734	2,836,694
†AnaptysBio, Inc.	1,298	28,244
†Anika Therapeutics, Inc.	1,049	30,127
†Arcturus Therapeutics Holdings, Inc.	1,842	44,153
†Arcus Biosciences, Inc.	2,914	53,151
†Arcutis Biotherapeutics, Inc.	1,509	16,599
†Ardelyx, Inc.	2,308	11,055
†Assembly Biosciences, Inc.	1,150	966
†Atara Biotherapeutics, Inc.	2,169	6,290
†Avid Bioservices, Inc.	1,153	21,630
†Avidity Biosciences, Inc.	3,180	48,813
†Avita Medical, Inc.	3,203	44,746
†Biogen, Inc.	4,046	1,124,909
†BioMarin Pharmaceutical, Inc.	2,850	277,134
†Bluebird Bio, Inc.	2,545	8,093
†Blueprint Medicines Corp.	1,479	66,540
†CareDx, Inc.	2,553	23,334
†Catalyst Pharmaceuticals, Inc.	2,500	41,450
†Celcuity, Inc.	961	9,850
†Chimerix, Inc.	1,691	2,131
†Chinook Therapeutics, Inc.	3,834	88,757
†Cogent Biosciences, Inc.	2,478	26,738
†Crinetics Pharmaceuticals, Inc.	600	9,636
†CRISPR Therapeutics AG	1,463	66,171
†Cue Biopharma, Inc.	1,743	6,223
†Cullinan Oncology, Inc.	2,469	25,258
†Day One Biopharmaceuticals, Inc.	1,142	15,269
†Decibel Therapeutics, Inc.	1,460	4,409
†Deciphera Pharmaceuticals, Inc.	1,974	30,498
†Denali Therapeutics, Inc.	3,237	74,580
†Design Therapeutics, Inc.	1,353	7,807
†Dynavax Technologies Corp.	4,893	48,000
†Dyne Therapeutics, Inc.	2,238	25,782
†Eagle Pharmaceuticals, Inc.	867	24,597
†Editas Medicine, Inc.	2,173	15,754
†Eiger BioPharmaceuticals, Inc.	3,400	3,049

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Emergent BioSolutions, Inc.	3,148	$ 32,613
†Enanta Pharmaceuticals, Inc.	1,564	63,248
†Enochian Biosciences, Inc.	1,600	1,464
†Exact Sciences Corp.	2,539	172,170
†Exelixis, Inc.	14,409	279,679
†Fate Therapeutics, Inc.	2,609	14,871
†G1 Therapeutics, Inc.	1,617	4,334
†Generation Bio Co.	2,510	10,793
Gilead Sciences, Inc.	27,540	2,284,994
†Gossamer Bio, Inc.	17,917	22,575
†Graphite Bio, Inc.	4,429	10,851
†Halozyme Therapeutics, Inc.	4,947	188,926
†Homology Medicines, Inc.	5,153	5,308
†Horizon Therapeutics PLC	4,895	534,240
†Ideaya Biosciences, Inc.	1,500	20,595
†ImmunoGen, Inc.	4,878	18,732
†Immunovant, Inc.	4,470	69,330
†Incyte Corp.	2,494	180,241
†Intellia Therapeutics, Inc.	1,899	70,776
†Ionis Pharmaceuticals, Inc.	3,180	113,653
†Iovance Biotherapeutics, Inc.	6,316	38,591
†Ironwood Pharmaceuticals, Inc.	9,451	99,425
†IVERIC bio, Inc.	5,296	128,852
†Jounce Therapeutics, Inc.	728	1,347
†KalVista Pharmaceuticals, Inc.	4,047	31,809
†Karuna Therapeutics, Inc.	807	146,583
†Kodiak Sciences, Inc.	240	1,488
†Krystal Biotech, Inc.	1,336	106,960
†Kura Oncology, Inc.	1,842	22,528
†Kymera Therapeutics, Inc.	638	18,904
†Larimar Therapeutics, Inc.	2,554	11,570
†Lexicon Pharmaceuticals, Inc.	4,300	10,449
†Lineage Cell Therapeutics, Inc.	4,300	6,450
†Lumos Pharma, Inc.	21	71
†MacroGenics, Inc.	2,522	18,083
†MediciNova, Inc.	6,693	14,457
†MeiraGTx Holdings plc	2,724	14,083
†Mersana Therapeutics, Inc.	12,973	53,319
†Mirati Therapeutics, Inc.	1,120	41,642
†Moderna, Inc.	7,566	1,161,986
†Monte Rosa Therapeutics, Inc.	1,541	12,004
†Morphic Holding, Inc.	1,526	57,439
†Myriad Genetics, Inc.	6,104	141,796
†Neurocrine Biosciences, Inc.	1,259	127,436
†NextCure, Inc.	3,736	5,529
†Nurix Therapeutics, Inc.	1,279	11,358
†Olema Pharmaceuticals, Inc.	3,674	12,749
†Omega Therapeutics, Inc.	1,589	9,582
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Organogenesis Holdings, Inc.	1,728	$ 3,681
†Ovid therapeutics, Inc.	5,420	13,984
=†PDL BioPharma, Inc.	12,718	31,159
†PMV Pharmaceuticals, Inc.	2,465	11,758
†Poseida Therapeutics, Inc.	2,501	7,703
†Praxis Precision Medicines, Inc.	10,542	8,528
†Protagonist Therapeutics, Inc.	3,412	78,476
†Prothena Corp. PLC	2,185	105,907
†Puma Biotechnology, Inc.	3,378	10,438
†RAPT Therapeutics, Inc.	1,100	20,185
†Recursion Pharmaceuticals, Inc. Class A	9,555	63,732
†Regeneron Pharmaceuticals, Inc.	2,107	1,731,259
†REGENXBIO, Inc.	2,597	49,109
†Relay Therapeutics, Inc.	3,370	55,504
†Replimune Group, Inc.	1,293	22,834
†REVOLUTION Medicines, Inc.	3,314	71,781
†Rhythm Pharmaceuticals, Inc.	1,655	29,525
†Rocket Pharmaceuticals, Inc.	1,401	23,999
†Sage Therapeutics, Inc.	2,104	88,284
†Sangamo Therapeutics, Inc.	8,751	15,402
†Sarepta Therapeutics, Inc.	488	67,261
†Seagen, Inc.	1,844	373,355
†Shattuck Labs, Inc.	2,704	7,950
†Spectrum Pharmaceuticals, Inc.	5,260	3,945
†SpringWorks Therapeutics, Inc.	1,869	48,108
†Stoke Therapeutics, Inc.	1,500	12,495
†Sutro Biopharma, Inc.	1,578	7,290
†Syndax Pharmaceuticals, Inc.	2,263	47,795
†Talaris Therapeutics, Inc.	2,399	4,510
†TCR2 Therapeutics, Inc.	1,609	2,413
†Twist Bioscience Corp.	1,536	23,163
†United Therapeutics Corp.	2,309	517,124
†Vanda Pharmaceuticals, Inc.	3,572	24,254
†Vaxcyte, Inc.	2,156	80,807
†Veracyte, Inc.	1,201	26,782
†Verastem, Inc.	6,841	2,840
†Vericel Corp.	1,703	49,932
†Vertex Pharmaceuticals, Inc.	2,678	843,757
†Viking Therapeutics, Inc.	5,500	91,575
†Viracta Therapeutics, Inc.	2,703	4,298
†Vor BioPharma, Inc.	1,524	8,199
†Voyager Therapeutics, Inc.	1,748	13,477
†Werewolf Therapeutics, Inc.	1,614	4,196
†Xencor, Inc.	3,216	89,694
†Y-mAbs Therapeutics, Inc.	1,554	7,786

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Zentalis Pharmaceuticals, Inc.	2,690	$ 46,268
		22,029,184
Broadline Retail–1.52%
†1stdibs.com, Inc.	2,522	10,012
†Amazon.com, Inc.	94,976	9,810,071
Big Lots, Inc.	2,718	29,789
Dillard's, Inc. Class A	1,631	501,826
eBay, Inc.	20,702	918,548
†Etsy, Inc.	2,811	312,949
Kohl's Corp.	9,455	222,571
Macy's, Inc.	17,805	311,410
Nordstrom, Inc.	7,134	116,070
†Ollie's Bargain Outlet Holdings, Inc.	1,810	104,871
†Qurate Retail, Inc.	26,054	25,736
		12,363,853
Building Products–1.22%
A O Smith Corp.	8,201	567,099
AAON, Inc.	3,577	345,860
Advanced Drainage Systems, Inc.	4,570	384,840
Allegion PLC	3,804	406,001
†American Woodmark Corp.	1,121	58,371
Apogee Enterprises, Inc.	1,507	65,178
Armstrong World Industries, Inc.	3,181	226,614
†AZEK Co., Inc.	2,991	70,408
AZZ, Inc.	2,008	82,810
†Builders FirstSource, Inc.	10,757	955,006
Carlisle Cos., Inc.	2,073	468,643
Carrier Global Corp.	32,970	1,508,378
CSW Industrials, Inc.	1,444	200,615
Fortune Brands Home & Security, Inc.	5,662	332,529
†Gibraltar Industries, Inc.	1,995	96,758
Griffon Corp.	3,933	125,895
†Hayward Holdings, Inc.	3,463	40,586
Insteel Industries, Inc.	1,555	43,260
†Janus International Group, Inc.	851	8,391
†JELD-WEN Holding, Inc.	7,208	91,253
Johnson Controls International PLC	8,573	516,266
Lennox International, Inc.	1,245	312,844
Masco Corp.	4,785	237,910
†Masonite International Corp.	1,626	147,592
Masterbrand, Inc.	5,662	45,523
Owens Corning	5,731	549,030
†PGT Innovations, Inc.	4,054	101,796
Quanex Building Products Corp.	2,203	47,431
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
†Resideo Technologies, Inc.	9,867	$ 180,369
Simpson Manufacturing Co., Inc.	2,689	294,822
Tecnoglass, Inc.	1,700	71,332
Trane Technologies PLC	2,979	548,076
†Trex Co., Inc.	6,500	316,355
UFP Industries, Inc.	4,286	340,608
Zurn Elkay Water Solutions Corp.	6,889	147,149
		9,935,598
Capital Markets–3.01%
Affiliated Managers Group, Inc.	2,450	348,929
Ameriprise Financial, Inc.	4,194	1,285,461
Ares Management Corp. Class A	1,769	147,605
Artisan Partners Asset Management, Inc. Class A	4,953	158,397
†Ashford, Inc.	690	8,756
†AssetMark Financial Holdings, Inc.	1,088	34,218
Associated Capital Group, Inc. Class A	251	9,274
†Avantax, Inc.	3,219	84,724
B Riley Financial, Inc.	150	4,259
Bank of New York Mellon Corp.	13,847	629,208
BGC Partners, Inc. Class A	17,890	93,565
BlackRock, Inc.	1,967	1,316,159
Blackstone, Inc.	7,124	625,772
Brightsphere Investment Group, Inc.	2,470	58,243
Carlyle Group, Inc.	10,350	321,471
Cboe Global Markets, Inc.	3,177	426,480
Charles Schwab Corp.	19,020	996,268
CME Group, Inc.	3,001	574,752
Cohen & Steers, Inc.	2,732	174,739
Diamond Hill Investment Group, Inc.	308	50,691
†Donnelley Financial Solutions, Inc.	3,917	160,049
Evercore, Inc. Class A	3,008	347,063
FactSet Research Systems, Inc.	966	400,977
Federated Hermes, Inc.	6,284	252,240
Franklin Resources, Inc.	11,369	306,281
Goldman Sachs Group, Inc.	5,423	1,773,918
Greenhill & Co., Inc.	1,658	14,706
Hamilton Lane, Inc. Class A	2,388	176,664
Houlihan Lokey, Inc.	2,512	219,775
Interactive Brokers Group, Inc. Class A	1,344	110,961

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Intercontinental Exchange, Inc.	5,809	$ 605,821
Invesco Ltd.	17,695	290,198
Janus Henderson Group PLC	10,713	285,394
Jefferies Financial Group, Inc.	12,086	383,610
KKR & Co., Inc.	6,542	343,586
Lazard Ltd. Class A	8,039	266,171
LPL Financial Holdings, Inc.	2,860	578,864
MarketAxess Holdings, Inc.	898	351,378
Moelis & Co. Class A	3,687	141,728
Moody's Corp.	2,960	905,819
Morgan Stanley	24,002	2,107,376
Morningstar, Inc.	1,355	275,106
MSCI, Inc.	761	425,924
Nasdaq, Inc.	12,420	679,001
Northern Trust Corp.	8,457	745,315
†Open Lending Corp. Class A	1,211	8,525
Oppenheimer Holdings, Inc. Class A	765	29,950
Piper Sandler Cos.,	1,263	175,064
PJT Partners, Inc. Class A	816	58,907
Raymond James Financial, Inc.	6,282	585,922
†Robinhood Markets, Inc. Class A	19,647	190,772
S&P Global, Inc.	3,140	1,082,578
†Safeguard Scientifics, Inc.	1,565	2,692
SEI Investments Co.	9,150	526,582
Silvercrest Asset Management Group, Inc. Class A	997	18,125
State Street Corp.	9,159	693,245
Stifel Financial Corp.	6,789	401,162
†StoneX Group, Inc.	1,244	128,791
T Rowe Price Group, Inc.	6,609	746,156
Tradeweb Markets, Inc. Class A	2,207	174,397
U.S. Global Investors, Inc. Class A	2,448	6,463
Victory Capital Holdings, Inc. Class A	700	20,489
Virtu Financial, Inc. Class A	5,162	97,562
Virtus Investment Partners, Inc.	420	79,964
Westwood Holdings Group, Inc.	439	4,921
WisdomTree, Inc.	10,540	61,764
		24,590,927
Chemicals–2.47%
AdvanSix, Inc.	2,562	98,048
=†AgroFresh Solutions, Inc.	1,708	5,124
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Air Products & Chemicals, Inc.	2,155	$ 618,938
Albemarle Corp.	2,615	578,020
American Vanguard Corp.	2,114	46,254
Ashland, Inc.	3,930	403,650
†Aspen Aerogels, Inc.	400	2,980
Avient Corp.	6,532	268,857
†Axalta Coating Systems Ltd.	15,781	478,006
Balchem Corp.	1,569	198,447
Cabot Corp.	3,948	302,575
Celanese Corp.	3,682	400,933
CF Industries Holdings, Inc.	8,984	651,250
Chase Corp.	690	72,264
Chemours Co.	10,477	313,681
Corteva, Inc.	10,921	658,646
Dow, Inc.	21,284	1,166,789
DuPont de Nemours, Inc.	9,282	666,169
Eastman Chemical Co.	4,406	371,602
Ecolab, Inc.	2,496	413,163
†Ecovyst, Inc.	2,313	25,559
Element Solutions, Inc.	17,028	328,811
†Flotek Industries, Inc.	3,167	2,185
FMC Corp.	3,567	435,638
FutureFuel Corp.	4,158	30,686
Hawkins, Inc.	1,770	77,491
HB Fuller Co.	3,432	234,920
Huntsman Corp.	14,366	393,054
†Ingevity Corp.	2,010	143,755
Innospec, Inc.	1,414	145,175
International Flavors & Fragrances, Inc.	6,197	569,876
†Intrepid Potash, Inc.	1,283	35,411
Koppers Holdings, Inc.	1,060	37,068
Kronos Worldwide, Inc.	4,954	45,626
Linde PLC	6,467	2,298,630
†Livent Corp.	7,469	162,227
†LSB Industries, Inc.	3,136	32,395
LyondellBasell Industries NV Class A	17,181	1,613,124
Mativ Holdings, Inc.	2,848	61,147
Minerals Technologies, Inc.	2,394	144,645
Mosaic Co.	14,264	654,432
NewMarket Corp.	666	243,077
Northern Technologies International Corp.	1,639	19,389
Olin Corp.	12,382	687,201
Orion Engineered Carbons SA	1,957	51,058
PPG Industries, Inc.	5,978	798,541
Quaker Chemical Corp.	243	48,102
†Rayonier Advanced Materials, Inc.	7,464	46,799
RPM International, Inc.	5,569	485,840
Scotts Miracle-Gro Co.	3,385	236,070

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Sensient Technologies Corp.	2,141	$ 163,915
Sherwin-Williams Co.	5,123	1,151,497
Stepan Co.	1,624	167,321
Trinseo PLC	3,760	78,396
Tronox Holdings PLC Class A	7,716	110,956
Valvoline, Inc.	8,731	305,061
†Venator Materials PLC	3,553	1,438
Westlake Corp.	3,165	367,077
		20,148,989
Commercial Services & Supplies–0.98%
ABM Industries, Inc.	4,513	202,814
ACCO Brands Corp.	7,956	42,326
Acme United Corp.	172	3,956
†ACV Auctions, Inc. Class A	1,930	24,916
ARC Document Solutions, Inc.	3,628	11,501
Brady Corp. Class A	2,770	148,832
†BrightView Holdings, Inc.	3,756	21,109
Brink's Co.	3,039	203,005
†Casella Waste Systems, Inc. Class A	2,417	199,789
†CECO Environmental Corp.	1,187	16,606
†Cimpress PLC	912	39,964
Cintas Corp.	1,442	667,184
†Civeo Corp.	630	13,009
†Clean Harbors, Inc.	4,340	618,710
†Copart, Inc.	10,672	802,641
Deluxe Corp.	3,259	52,144
†Driven Brands Holdings, Inc.	5,238	158,764
Ennis, Inc.	1,765	37,224
†Harsco Corp.	5,387	36,793
Healthcare Services Group, Inc.	4,016	55,702
†Heritage-Crystal Clean, Inc.	2,134	75,992
HNI Corp.	3,300	91,872
Interface, Inc.	3,770	30,612
†KAR Auction Services, Inc.	9,508	130,069
Kimball International, Inc. Class B	3,544	43,946
†Liquidity Services, Inc.	1,758	23,153
Matthews International Corp. Class A	2,379	85,787
MillerKnoll, Inc.	5,531	113,109
†Montrose Environmental Group, Inc.	388	13,840
MSA Safety, Inc.	1,750	233,625
NL Industries, Inc.	2,090	12,665
†Performant Financial Corp.	4,544	15,450
†Perma-Fix Environmental Services, Inc.	1,952	22,995
Pitney Bowes, Inc.	8,459	32,905
†Quad/Graphics, Inc.	4,623	19,833
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Quest Resource Holding Corp.	2,058	$ 12,636
Republic Services, Inc.	4,703	635,940
Ritchie Bros Auctioneers, Inc.	3,218	181,141
Rollins, Inc.	8,554	321,032
†SP Plus Corp.	1,793	61,482
Steelcase, Inc. Class A	5,268	44,357
†Stericycle, Inc.	4,397	191,753
Tetra Tech, Inc.	2,382	349,940
UniFirst Corp.	1,034	182,222
†Viad Corp.	1,218	25,383
VSE Corp.	1,374	61,693
Waste Management, Inc.	9,837	1,605,103
		7,975,524
Communications Equipment–0.79%
ADTRAN Holdings, Inc.	4,319	68,499
†Applied Optoelectronics, Inc.	1,210	2,674
†Arista Networks, Inc.	2,266	380,371
†Aviat Networks, Inc.	797	27,465
†CalAmp Corp.	3,203	11,499
†Calix, Inc.	1,776	95,176
†Cambium Networks Corp.	1,400	24,808
†Casa Systems, Inc.	1,167	1,482
†Ciena Corp.	8,129	426,935
Cisco Systems, Inc.	58,783	3,072,881
†Clearfield, Inc.	826	38,475
†CommScope Holding Co., Inc.	9,089	57,897
Comtech Telecommunications Corp.	2,049	25,571
†Digi International, Inc.	1,498	50,453
†DZS, Inc.	1,150	9,073
†Extreme Networks, Inc.	5,674	108,487
†F5, Inc.	1,813	264,136
†Genasys, Inc.	2,022	5,965
†Harmonic, Inc.	6,256	91,275
†Infinera Corp.	4,453	34,555
Juniper Networks, Inc.	15,147	521,360
†KVH Industries, Inc.	2,253	25,639
†Lumentum Holdings, Inc.	3,600	194,436
Motorola Solutions, Inc.	1,490	426,334
†NETGEAR, Inc.	2,066	38,242
†NetScout Systems, Inc.	5,309	152,103
Network-1 Technologies, Inc.	11	24
PCTEL, Inc.	2,548	10,778
†Ribbon Communications, Inc.	9,487	32,445
†TESSCO Technologies, Inc.	1,609	7,723
†Viasat, Inc.	3,034	102,671
†Viavi Solutions, Inc.	13,191	142,858
		6,452,290

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.69%
AECOM	4,397	$ 370,755
†Ameresco, Inc. Class A	3,022	148,743
†API Group Corp.	5,216	117,256
Arcosa, Inc.	2,983	188,257
Argan, Inc.	1,157	46,824
†Bowman Consulting Group Ltd.	429	12,317
Comfort Systems USA, Inc.	2,557	373,220
†Concrete Pumping Holdings, Inc.	5,143	34,972
†Construction Partners, Inc. Class A	2,150	57,921
†Dycom Industries, Inc.	2,115	198,070
EMCOR Group, Inc.	3,159	513,622
†Fluor Corp.	7,505	231,980
Granite Construction, Inc.	2,572	105,658
†Great Lakes Dredge & Dock Corp.	4,650	25,249
†IES Holdings, Inc.	1,179	50,803
†Limbach Holdings, Inc.	231	3,996
†MasTec, Inc.	5,469	516,492
†Matrix Service Co.	2,351	12,695
MDU Resources Group, Inc.	12,934	394,228
†MYR Group, Inc.	1,177	148,314
†Northwest Pipe Co.	539	16,833
†Orion Group Holdings, Inc.	1,150	2,978
Primoris Services Corp.	5,392	132,967
Quanta Services, Inc.	4,423	737,049
†Sterling Infrastructure, Inc.	2,101	79,586
†Tutor Perini Corp.	4,056	25,025
Valmont Industries, Inc.	1,274	406,763
†WillScot Mobile Mini Holdings Corp.	14,301	670,431
		5,623,004
Construction Materials–0.22%
Eagle Materials, Inc.	2,323	340,900
Martin Marietta Materials, Inc.	1,696	602,182
†Smith-Midland Corp.	532	9,980
†Summit Materials, Inc. Class A	8,412	239,658
U.S. Lime & Minerals, Inc.	277	42,295
Vulcan Materials Co.	3,325	570,437
		1,805,452
Consumer Finance–0.97%
Ally Financial, Inc.	16,293	415,309
American Express Co.	14,404	2,375,940
†Atlanticus Holdings Corp.	351	9,523
Bread Financial Holdings, Inc.	2,682	81,318
Capital One Financial Corp.	6,837	657,446
†Credit Acceptance Corp.	1,348	587,782
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Curo Group Holdings Corp.	1,445	$ 2,500
Discover Financial Services	10,904	1,077,751
†Encore Capital Group, Inc.	2,487	125,469
†Enova International, Inc.	2,115	93,969
†EZCORP, Inc. Class A	4,961	42,665
FirstCash Holdings, Inc.	2,903	276,859
†Green Dot Corp. Class A	3,291	56,539
†LendingClub Corp.	7,603	54,818
†LendingTree, Inc.	222	5,918
Navient Corp.	12,007	191,992
Nelnet, Inc. Class A	1,924	176,796
OneMain Holdings, Inc.	8,941	331,532
†PRA Group, Inc.	3,508	136,672
†PROG Holdings, Inc.	4,619	109,886
Regional Management Corp.	567	14,793
SLM Corp.	27,460	340,229
Synchrony Financial	22,720	660,698
†World Acceptance Corp.	783	65,216
		7,891,620
Consumer Staples Distribution & Retail–2.31%
Albertsons Cos., Inc. Class A	12,768	265,319
Andersons, Inc.	2,422	100,077
†BJ's Wholesale Club Holdings, Inc.	5,171	393,358
Casey's General Stores, Inc.	2,858	618,643
†Chefs' Warehouse, Inc.	2,797	95,238
Costco Wholesale Corp.	7,985	3,967,507
Dollar General Corp.	4,544	956,330
†Dollar Tree, Inc.	7,967	1,143,663
†Grocery Outlet Holding Corp.	2,407	68,022
†HF Foods Group, Inc.	2,646	10,372
Ingles Markets, Inc. Class A	1,307	115,931
Kroger Co.	42,500	2,098,225
Natural Grocers by Vitamin Cottage, Inc.	2,445	28,729
†Performance Food Group Co.	6,896	416,105
PriceSmart, Inc.	1,820	130,093
SpartanNash Co.	3,365	83,452
†Sprouts Farmers Market, Inc.	7,175	251,340
Sysco Corp.	10,425	805,123
Target Corp.	12,717	2,106,317
†U.S. Foods Holding Corp.	10,600	391,564
†United Natural Foods, Inc.	3,773	99,418
Village Super Market, Inc. Class A	880	20,134
Walgreens Boots Alliance, Inc.	13,596	470,150
Walmart, Inc.	27,524	4,058,414
Weis Markets, Inc.	1,433	121,332
		18,814,856
Containers & Packaging–0.81%
Amcor PLC	38,673	440,099

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
AptarGroup, Inc.	3,912	$ 462,359
Ardagh Metal Packaging SA	4,030	16,442
Avery Dennison Corp.	2,992	535,358
Ball Corp.	10,192	561,681
Berry Global Group, Inc.	10,390	611,971
Crown Holdings, Inc.	6,510	538,442
Graphic Packaging Holding Co.	25,771	656,903
Greif, Inc. Class A	2,191	148,167
International Paper Co.	11,999	432,684
Myers Industries, Inc.	3,079	65,983
†O-I Glass, Inc.	8,101	183,974
Packaging Corp. of America	3,737	518,808
†Ranpak Holdings Corp.	874	4,562
Sealed Air Corp.	5,125	235,289
Silgan Holdings, Inc.	8,348	448,037
Sonoco Products Co.	7,114	433,954
TriMas Corp.	3,116	86,812
Westrock Co.	8,446	257,350
		6,638,875
Distributors–0.23%
†Funko, Inc. Class A	1,250	11,788
Genuine Parts Co.	5,038	842,908
LKQ Corp.	9,025	512,259
Pool Corp.	1,376	471,197
Weyco Group, Inc.	507	12,827
		1,850,979
Diversified Consumer Services–0.34%
†2U, Inc.	2,763	18,927
ADT, Inc.	20,450	147,853
†Adtalem Global Education, Inc.	2,932	113,234
†American Public Education, Inc.	1,456	7,892
†Bright Horizons Family Solutions, Inc.	1,996	153,672
Carriage Services, Inc.	1,652	50,419
†Chegg, Inc.	7,787	126,928
†Coursera, Inc.	3,727	42,935
†Frontdoor, Inc.	3,903	108,816
Graham Holdings Co. Class B	279	166,239
†Grand Canyon Education, Inc.	3,013	343,181
H&R Block, Inc.	8,384	295,536
Laureate Education, Inc. Class A	6,158	72,418
†Lincoln Educational Services Corp.	1,828	10,346
†OneSpaWorld Holdings Ltd.	3,672	44,027
†Perdoceo Education Corp.	6,090	81,789
Service Corp. International	10,544	725,216
Strategic Education, Inc.	1,317	118,306
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Stride, Inc.	2,788	$ 109,429
†Universal Technical Institute, Inc.	3,313	24,450
		2,761,613
Diversified Telecommunication Services–1.00%
†Anterix, Inc.	1,166	38,525
AT&T, Inc.	133,616	2,572,108
ATN International, Inc.	1,118	45,749
†Bandwidth, Inc. Class A	2,154	32,741
Cogent Communications Holdings, Inc.	2,491	158,726
†Consolidated Communications Holdings, Inc.	6,890	17,776
†EchoStar Corp. Class A	4,341	79,397
†Frontier Communications Parent, Inc.	6,368	144,999
†IDT Corp. Class B	1,774	60,458
Iridium Communications, Inc.	7,987	494,635
†Liberty Latin America Ltd. Class A	15,472	127,929
Lumen Technologies, Inc.	66,373	175,888
†Ooma, Inc.	1,800	22,518
Verizon Communications, Inc.	107,103	4,165,236
		8,136,685
Electric Utilities–1.03%
ALLETE, Inc.	1,883	121,209
Alliant Energy Corp.	5,343	285,316
American Electric Power Co., Inc.	3,298	300,085
Avangrid, Inc.	1,617	64,486
Constellation Energy Corp.	4,545	356,782
Duke Energy Corp.	4,885	471,256
Edison International	7,419	523,707
Entergy Corp.	3,777	406,934
Evergy, Inc.	5,103	311,895
Eversource Energy	3,599	281,658
Exelon Corp.	9,467	396,573
FirstEnergy Corp.	10,192	408,291
Genie Energy Ltd. Class B	1,295	17,897
Hawaiian Electric Industries, Inc.	4,111	157,862
IDACORP, Inc.	1,690	183,078
MGE Energy, Inc.	1,792	139,185
NextEra Energy, Inc.	11,624	895,978
NRG Energy, Inc.	15,841	543,188
OGE Energy Corp.	5,679	213,871
Otter Tail Corp.	1,231	88,964
†PG&E Corp.	24,021	388,420
Pinnacle West Capital Corp.	2,967	235,105

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
PNM Resources, Inc.	4,259	$ 207,328
Portland General Electric Co.	3,574	174,733
PPL Corp.	13,594	377,777
Southern Co.	6,267	436,058
Xcel Energy, Inc.	6,584	444,025
		8,431,661
Electrical Equipment–0.90%
Acuity Brands, Inc.	2,140	391,042
Allied Motion Technologies, Inc.	1,137	43,945
†American Superconductor Corp.	1,700	8,347
AMETEK, Inc.	5,313	772,138
†Atkore, Inc.	3,256	457,403
†Babcock & Wilcox Enterprises, Inc.	2,600	15,756
Eaton Corp. PLC	6,494	1,112,682
Emerson Electric Co.	5,525	481,449
Encore Wire Corp.	1,649	305,609
EnerSys	2,817	244,741
†Flux Power Holdings, Inc.	3,405	16,548
†FuelCell Energy, Inc.	3,227	9,197
†Generac Holdings, Inc.	1,111	119,999
GrafTech International Ltd.	10,007	48,634
Hubbell, Inc.	1,486	361,559
LSI Industries, Inc.	457	6,366
nVent Electric PLC	9,432	405,010
†Plug Power, Inc.	10,899	127,736
Powell Industries, Inc.	1,009	42,973
Preformed Line Products Co.	449	57,490
Regal Rexnord Corp.	4,151	584,170
Rockwell Automation, Inc.	2,805	823,127
Sensata Technologies Holding PLC	8,924	446,379
†Shoals Technologies Group, Inc. Class A	5,185	118,166
†Sunrun, Inc.	9,039	182,136
†Thermon Group Holdings, Inc.	2,349	58,537
†TPI Composites, Inc.	2,494	32,547
†Ultralife Corp.	2,766	11,119
†Vicor Corp.	594	27,883
		7,312,688
Electronic Equipment, Instruments & Components–1.65%
Advanced Energy Industries, Inc.	2,741	268,618
†Airgain, Inc.	1,525	8,189
Amphenol Corp. Class A	6,376	521,047
†Arlo Technologies, Inc.	5,053	30,621
†Arrow Electronics, Inc.	4,234	528,700
Avnet, Inc.	6,028	272,466
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Badger Meter, Inc.	2,033	$ 247,660
Bel Fuse, Inc. Class B	886	33,296
Belden, Inc.	3,141	272,545
Benchmark Electronics, Inc.	2,494	59,083
CDW Corp.	4,704	916,762
Climb Global Solutions, Inc.	332	17,692
†Coda Octopus Group, Inc.	2,420	17,545
Cognex Corp.	4,550	225,452
†Coherent Corp.	3,251	123,798
Corning, Inc.	22,617	797,928
CTS Corp.	2,254	111,483
†Daktronics, Inc.	2,615	14,827
†Data I/O Corp.	7,146	35,516
†ePlus, Inc.	2,128	104,357
†Fabrinet	2,253	267,566
†FARO Technologies, Inc.	842	20,722
†Flex Ltd.	34,968	804,614
†Identiv, Inc.	1,421	8,725
†Insight Enterprises, Inc.	2,095	299,501
†IPG Photonics Corp.	2,199	271,159
†Iteris, Inc.	3,006	14,098
†Itron, Inc.	2,486	137,849
Jabil, Inc.	12,991	1,145,286
†Key Tronic Corp.	304	2,210
†Keysight Technologies, Inc.	4,379	707,121
†Kimball Electronics, Inc.	2,160	52,056
†Knowles Corp.	6,423	109,191
Littelfuse, Inc.	1,254	336,185
†Luna Innovations, Inc.	2,308	16,594
Methode Electronics, Inc.	2,176	95,483
†Napco Security Technologies, Inc.	1,100	41,338
National Instruments Corp.	6,508	341,084
†Neonode, Inc.	1,000	7,610
†nLight, Inc.	1,778	18,100
†Novanta, Inc.	1,345	213,976
†OSI Systems, Inc.	1,334	136,548
†PAR Technology Corp.	1,037	35,216
PC Connection, Inc.	2,018	90,729
†Plexus Corp.	2,007	195,823
†Powerfleet, Inc.	2,100	7,203
Richardson Electronics Ltd.	916	20,445
†Rogers Corp.	1,055	172,419
†Sanmina Corp.	3,814	232,616
†ScanSource, Inc.	1,716	52,235
TD SYNNEX Corp.	3,860	373,609
TE Connectivity Ltd.	6,132	804,212
†Teledyne Technologies, Inc.	1,270	568,147
†Trimble, Inc.	5,774	302,673
†TTM Technologies, Inc.	6,628	89,412
Vishay Intertechnology, Inc.	8,859	200,391
†Vishay Precision Group, Inc.	600	25,056
Vontier Corp.	8,552	233,812

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Zebra Technologies Corp. Class A	1,396	$ 443,928
		13,502,527
Energy Equipment & Services–0.72%
Archrock, Inc.	8,285	80,944
Baker Hughes Co.	18,151	523,838
†Bristow Group, Inc.	446	9,990
Cactus, Inc. Class A	2,654	109,424
ChampionX Corp.	10,411	282,450
Core Laboratories NV	2,200	48,510
†DMC Global, Inc.	551	12,106
†Dril-Quip, Inc.	2,477	71,065
†Expro Group Holdings NV	3,574	65,619
†Forum Energy Technologies, Inc.	380	9,663
†Geospace Technologies Corp.	1,182	8,333
†Gulf Island Fabrication, Inc.	6,318	23,377
Halliburton Co.	23,207	734,270
†Helix Energy Solutions Group, Inc.	13,252	102,571
Helmerich & Payne, Inc.	5,797	207,243
†Independence Contract Drilling, Inc.	97	316
Liberty Energy, Inc. Class A	8,157	104,491
†Mammoth Energy Services, Inc.	2,622	11,065
†Nabors Industries Ltd.	576	70,220
†National Energy Services Reunited Corp.	500	2,630
†Natural Gas Services Group, Inc.	679	7,001
†Newpark Resources, Inc.	12,475	48,029
†NexTier Oilfield Solutions, Inc.	14,413	114,583
†Nine Energy Service, Inc.	4,227	23,502
†Noble Corp. PLC	707	27,905
NOV, Inc.	18,750	347,063
†Oceaneering International, Inc.	6,032	106,344
†Oil States International, Inc.	5,610	46,731
Patterson-UTI Energy, Inc.	14,628	171,148
†ProPetro Holding Corp.	8,008	57,578
†Ranger Energy Services, Inc.	1,723	17,557
RPC, Inc.	7,313	56,237
Schlumberger NV	25,658	1,259,808
†SEACOR Marine Holdings, Inc.	1,843	14,025
Select Energy Services, Inc. Class A	9,056	63,030
Solaris Oilfield Infrastructure, Inc. Class A	2,100	17,934
†TechnipFMC PLC	17,349	236,814
†TETRA Technologies, Inc.	6,409	16,984
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Tidewater, Inc.	3,355	$ 147,888
†Transocean Ltd.	29,267	186,138
†U.S. Silica Holdings, Inc.	8,053	96,153
†Valaris Ltd.	2,139	139,163
†Weatherford International PLC	3,466	205,707
		5,885,447
Entertainment–0.95%
Activision Blizzard, Inc.	8,780	751,480
†Cinemark Holdings, Inc.	7,781	115,081
Electronic Arts, Inc.	3,894	469,032
†Endeavor Group Holdings, Inc. Class A	1,192	28,525
†IMAX Corp.	3,593	68,914
†Liberty Media Corp.-Liberty Braves Class A	1,675	56,574
†Liberty Media Corp.-Liberty Formula One Class A	7,303	535,459
†Lions Gate Entertainment Corp. Class A	15,707	167,375
†Live Nation Entertainment, Inc.	2,936	205,520
†Madison Square Garden Entertainment Corp.	1,336	78,918
Madison Square Garden Sports Corp.	597	116,325
Marcus Corp.	2,001	32,016
†Netflix, Inc.	3,531	1,219,890
†Playtika Holding Corp.	2,516	28,330
†Reading International, Inc. Class A	1,404	4,563
†ROBLOX Corp. Class A	1,603	72,103
†Roku, Inc.	862	56,737
†Spotify Technology SA	680	90,862
†Take-Two Interactive Software, Inc.	4,160	496,288
†Walt Disney Co.	20,029	2,005,504
†Warner Bros Discovery, Inc.	54,645	825,139
Warner Music Group Corp. Class A	1,625	54,226
World Wrestling Entertainment, Inc. Class A	2,951	269,308
		7,748,169
Financial Services–3.27%
†Acacia Research Corp.	5,992	23,129
A-Mark Precious Metals, Inc.	1,222	42,342
Apollo Global Management, Inc.	5,903	372,834
†Berkshire Hathaway, Inc. Class B	22,189	6,851,298
†Block, Inc.	731	50,183
†BM Technologies, Inc.	419	1,475

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†Cannae Holdings, Inc.	5,520	$ 111,394
†Cantaloupe, Inc.	5,370	30,609
Cass Information Systems, Inc.	1,074	46,515
Equitable Holdings, Inc.	22,169	562,871
Essent Group Ltd.	7,232	289,642
†Euronet Worldwide, Inc.	2,486	278,183
EVERTEC, Inc.	4,425	149,344
Federal Agricultural Mortgage Corp. Class C	746	99,360
Fidelity National Information Services, Inc.	7,577	411,658
†Fiserv, Inc.	6,554	740,799
†FleetCor Technologies, Inc.	3,326	701,287
†Flywire Corp.	997	29,272
Global Payments, Inc.	5,357	563,771
†I3 Verticals, Inc. Class A	1,655	40,597
†International Money Express, Inc.	2,069	53,339
Jack Henry & Associates, Inc.	2,577	388,405
Jackson Financial, Inc. Class A	1,235	46,201
†Marqeta, Inc. Class A	10,698	48,890
Mastercard, Inc. Class A	15,719	5,712,442
Merchants Bancorp	900	23,436
MGIC Investment Corp.	8,781	117,841
†Mr Cooper Group, Inc.	5,737	235,045
†NMI Holdings, Inc. Class A	4,487	100,195
†Ocwen Financial Corp.	526	14,265
†Paymentus Holdings, Inc. Class A	2,155	19,093
†PayPal Holdings, Inc.	6,494	493,154
PennyMac Financial Services, Inc.	1,976	117,789
Radian Group, Inc.	2,793	61,725
†Rocket Cos., Inc. Class A	3,907	35,397
†Security National Financial Corp. Class A	1,294	8,036
TFS Financial Corp.	7,410	93,588
†Toast, Inc. Class A	4,715	83,691
†Velocity Financial, Inc.	941	8,497
Visa, Inc. Class A	28,033	6,320,320
Voya Financial, Inc.	6,997	500,006
Walker & Dunlop, Inc.	2,190	166,812
Waterstone Financial, Inc.	2,626	39,731
Western Union Co.	13,573	151,339
†WEX, Inc.	2,186	401,984
		26,637,784
Food Products–1.61%
Alico, Inc.	310	7,502
Archer-Daniels-Midland Co.	5,791	461,311
B&G Foods, Inc.	4,796	74,482
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Bunge Ltd.	6,669	$ 637,023
Calavo Growers, Inc.	781	22,469
Cal-Maine Foods, Inc.	3,414	207,878
Campbell Soup Co.	12,528	688,789
Conagra Brands, Inc.	14,520	545,371
†Darling Ingredients, Inc.	7,565	441,796
†Farmer Bros Co.	1,079	4,165
Flowers Foods, Inc.	13,973	383,000
Fresh Del Monte Produce, Inc.	3,707	111,618
†Freshpet, Inc.	2,140	141,647
General Mills, Inc.	9,672	826,569
†Hain Celestial Group, Inc.	6,883	118,043
Hershey Co.	3,475	884,075
Hormel Foods Corp.	10,944	436,447
†Hostess Brands, Inc.	8,647	215,137
Ingredion, Inc.	4,250	432,353
J & J Snack Foods Corp.	1,165	172,676
J M Smucker Co.	3,289	517,590
John B Sanfilippo & Son, Inc.	644	62,416
Kellogg Co.	12,387	829,434
Kraft Heinz Co.	8,651	334,534
Lamb Weston Holdings, Inc.	5,330	557,092
Lancaster Colony Corp.	1,736	352,200
†Lifeway Foods, Inc.	699	4,222
Limoneira Co.	992	16,527
McCormick & Co., Inc.	6,642	552,396
†Mission Produce, Inc.	2,513	27,919
Mondelez International, Inc. Class A	14,242	992,952
†Pilgrim's Pride Corp.	7,304	169,307
†Post Holdings, Inc.	5,163	463,999
Seaboard Corp.	55	207,351
†Seneca Foods Corp. Class A	364	19,026
†Simply Good Foods Co.	6,162	245,063
†Sovos Brands, Inc.	4,843	80,781
Tootsie Roll Industries, Inc.	1,692	76,001
†TreeHouse Foods, Inc.	3,497	176,354
Tyson Foods, Inc. Class A	9,729	577,124
Utz Brands, Inc.	1,872	30,832
†Vital Farms, Inc.	1,481	22,659
		13,128,130
Gas Utilities–0.21%
Atmos Energy Corp.	2,669	299,889
Chesapeake Utilities Corp.	908	116,215
National Fuel Gas Co.	3,810	219,989
New Jersey Resources Corp.	6,806	362,079
Northwest Natural Holding Co.	1,338	63,635
ONE Gas, Inc.	2,252	178,426
RGC Resources, Inc.	1,002	23,236
Southwest Gas Holdings, Inc.	1,839	114,846
Spire, Inc.	2,361	165,601

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
UGI Corp.	5,970	$ 207,517
		1,751,433
Ground Transportation–1.42%
AMERCO	933	55,653
ArcBest Corp.	1,859	171,809
†Avis Budget Group, Inc.	1,226	238,825
Covenant Logistics Group, Inc.	1,476	52,280
CSX Corp.	48,999	1,467,030
†Daseke, Inc.	9,269	71,649
Heartland Express, Inc.	5,586	88,929
†Hertz Global Holdings, Inc.	13,464	219,329
JB Hunt Transport Services, Inc.	5,339	936,781
Knight-Swift Transportation Holdings, Inc.	9,538	539,660
Landstar System, Inc.	2,710	485,795
†Lyft, Inc. Class A	2,279	21,126
Marten Transport Ltd.	5,929	124,213
Norfolk Southern Corp.	4,353	922,836
Old Dominion Freight Line, Inc.	3,300	1,124,772
†PAM Transportation Services, Inc.	2,728	78,103
†RXO, Inc.	4,881	95,863
Ryder System, Inc.	3,781	337,416
†Saia, Inc.	2,190	595,855
Schneider National, Inc. Class B	5,218	139,581
†U.S. Xpress Enterprises, Inc. Class A	5,221	31,013
†Uber Technologies, Inc.	2,905	92,089
U-Haul Holding Co.	8,397	435,384
Union Pacific Corp.	14,086	2,834,948
Universal Logistics Holdings, Inc.	2,167	63,168
Werner Enterprises, Inc.	4,045	184,007
†XPO Logistics, Inc.	4,881	155,704
		11,563,818
Health Care Equipment & Supplies–1.84%
Abbott Laboratories	16,918	1,713,117
†Accuray, Inc.	4,267	12,673
†Align Technology, Inc.	835	279,007
†AngioDynamics, Inc.	3,064	31,682
†Apyx Medical Corp.	3,118	8,980
†Artivion, Inc.	2,557	33,497
†AtriCure, Inc.	2,424	100,475
Atrion Corp.	84	52,744
†Avanos Medical, Inc.	2,882	85,711
†Axogen, Inc.	1,694	16,008
†Axonics, Inc.	1,522	83,040
Baxter International, Inc.	13,478	546,668
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co.	2,735	$ 677,022
†Beyond Air, Inc.	2,266	15,295
†Boston Scientific Corp.	11,192	559,936
†Cardiovascular Systems, Inc.	1,216	24,150
CONMED Corp.	1,545	160,464
Cooper Cos., Inc.	1,008	376,347
DENTSPLY SIRONA, Inc.	5,874	230,731
†Dexcom, Inc.	1,972	229,107
†Edwards Lifesciences Corp.	2,988	247,197
†Ekso Bionics Holdings, Inc.	4,330	7,144
†Electromed, Inc.	1,109	11,534
Embecta Corp.	547	15,382
†Enovis Corp.	2,625	140,411
†Envista Holdings Corp.	7,903	323,075
†enVVeno Medical Corp.	1,679	7,942
†Figs, Inc. Class A	3,741	23,157
†FONAR Corp.	558	9,040
†GE HealthCare Technologies, Inc.	2,907	238,461
†Glaukos Corp.	2,129	106,663
†Globus Medical, Inc. Class A	3,302	187,025
†Haemonetics Corp.	2,274	188,173
†Heska Corp.	202	19,719
†Hologic, Inc.	9,084	733,079
†IDEXX Laboratories, Inc.	1,864	932,149
†Inari Medical, Inc.	235	14,509
†Inogen, Inc.	962	12,006
†Inspire Medical Systems, Inc.	204	47,750
†Insulet Corp.	225	71,766
†Integer Holdings Corp.	2,023	156,782
†Integra LifeSciences Holdings Corp.	3,804	218,388
†Intuitive Surgical, Inc.	1,413	360,979
iRadimed Corp.	396	15,583
†Kewaunee Scientific Corp.	820	12,899
†KORU Medical Systems, Inc.	4,448	18,771
†Lantheus Holdings, Inc.	5,690	469,766
LeMaitre Vascular, Inc.	1,009	51,933
†LENSAR, Inc.	965	2,374
†LivaNova PLC	3,030	132,047
†Masimo Corp.	1,080	199,303
Medtronic PLC	10,996	886,497
†Merit Medical Systems, Inc.	3,063	226,509
Mesa Laboratories, Inc.	221	38,615
†Neogen Corp.	6,988	129,418
†Neuronetics, Inc.	2,389	6,952
†Nevro Corp.	664	24,004
†Novocure Ltd.	459	27,604
†NuVasive, Inc.	2,785	115,048
=†OmniAb, Inc. Earnout Shares	344	0
=†OmniAb, Inc. Earnout Shares	344	0
†Omnicell, Inc.	1,495	87,712
†OraSure Technologies, Inc.	3,929	23,770
†Orthofix Medical, Inc.	1,905	31,909

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†OrthoPediatrics Corp.	500	$ 22,145
†Penumbra, Inc.	250	69,672
ResMed, Inc.	2,836	621,056
†Retractable Technologies, Inc.	2,669	4,671
†Semler Scientific, Inc.	194	5,199
†Shockwave Medical, Inc.	241	52,256
†SI-BONE, Inc.	200	3,934
†Sight Sciences, Inc.	2,357	20,600
†STAAR Surgical Co.	327	20,912
STERIS PLC	2,626	502,301
Stryker Corp.	2,779	793,321
†Surgalign Holdings, Inc.	168	269
†Surmodics, Inc.	576	13,121
†Tactile Systems Technology, Inc.	2,636	43,283
Teleflex, Inc.	1,116	282,694
†UFP Technologies, Inc.	419	54,403
Utah Medical Products, Inc.	304	28,810
†Varex Imaging Corp.	2,809	51,096
†ViewRay, Inc.	7,136	24,690
Zimmer Biomet Holdings, Inc.	4,704	607,757
†Zimvie, Inc.	470	3,398
		15,035,287
Health Care Providers & Services–2.58%
†Acadia Healthcare Co., Inc.	6,534	472,082
†Accolade, Inc.	1,700	24,446
†Addus HomeCare Corp.	1,037	110,710
†Agiliti, Inc.	2,448	39,119
†Agilon Health, Inc.	4,157	98,729
†Amedisys, Inc.	1,501	110,399
AmerisourceBergen Corp.	4,757	761,643
†AMN Healthcare Services, Inc.	2,817	233,698
†Apollo Medical Holdings, Inc.	2,020	73,669
†Brookdale Senior Living, Inc.	14,577	43,002
Cardinal Health, Inc.	6,846	516,873
†Castle Biosciences, Inc.	800	18,176
†Centene Corp.	8,151	515,225
Chemed Corp.	857	460,852
Cigna Group	5,864	1,498,428
†Community Health Systems, Inc.	5,888	28,851
†CorVel Corp.	1,034	196,750
†Cross Country Healthcare, Inc.	2,183	48,725
CVS Health Corp.	25,540	1,897,877
†DaVita, Inc.	6,324	512,940
Elevance Health, Inc.	3,806	1,750,037
Encompass Health Corp.	7,712	417,219
†Enhabit, Inc.	3,856	53,637
Ensign Group, Inc.	4,198	401,077
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Enzo Biochem, Inc.	4,475	$ 10,874
†Fulgent Genetics, Inc.	770	24,039
HCA Healthcare, Inc.	1,658	437,181
†HealthEquity, Inc.	2,408	141,374
†Henry Schein, Inc.	4,163	339,451
Humana, Inc.	1,710	830,137
†InfuSystem Holdings, Inc.	1,714	13,284
†Joint Corp.	300	5,049
Laboratory Corp. of America Holdings	3,037	696,749
McKesson Corp.	846	301,218
†ModivCare, Inc.	1,393	117,123
†Molina Healthcare, Inc.	1,865	498,869
National HealthCare Corp.	1,163	67,535
National Research Corp.	1,656	72,053
†NeoGenomics, Inc.	4,054	70,580
†OPKO Health, Inc.	44,007	64,250
†Option Care Health, Inc.	2,870	91,180
†Owens & Minor, Inc.	4,089	59,495
Patterson Cos., Inc.	6,463	173,015
†Pediatrix Medical Group, Inc.	5,330	79,470
†Pennant Group, Inc.	1,314	18,764
†PetIQ, Inc.	1,642	18,784
Premier, Inc. Class A	5,444	176,222
†Progyny, Inc.	600	19,272
Quest Diagnostics, Inc.	4,477	633,406
†RadNet, Inc.	3,391	84,877
Select Medical Holdings Corp.	9,557	247,048
†Surgery Partners, Inc.	2,117	72,973
†Tenet Healthcare Corp.	5,353	318,075
U.S. Physical Therapy, Inc.	363	35,541
UnitedHealth Group, Inc.	9,471	4,475,900
Universal Health Services, Inc. Class B	4,616	586,694
		21,064,646
Health Care Technology–0.13%
†American Well Corp. Class A	5,272	12,442
†Certara, Inc.	3,387	81,660
†Computer Programs & Systems, Inc.	313	9,453
†Doximity, Inc. Class A	1,110	35,942
†Evolent Health, Inc. Class A	6,148	199,503
†Health Catalyst, Inc.	2,400	28,008
†HealthStream, Inc.	2,713	73,522
†NextGen Healthcare, Inc.	4,127	71,851
†OptimizeRx Corp.	1,975	28,894
†Phreesia, Inc.	3,068	99,066
†Schrodinger, Inc.	1,902	50,080
Simulations Plus, Inc.	804	35,328
†Teladoc Health, Inc.	4,920	127,428
†Veeva Systems, Inc. Class A	505	92,814

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†Veradigm, Inc.	9,307	$ 121,456
		1,067,447
Hotels, Restaurants & Leisure–1.90%
†Airbnb, Inc. Class A	1,880	233,872
Aramark	9,872	353,418
†Biglari Holdings, Inc. Class A	136	26,367
†BJ's Restaurants, Inc.	1,840	53,618
Bloomin' Brands, Inc.	4,547	116,631
†Booking Holdings, Inc.	605	1,604,708
Boyd Gaming Corp.	3,072	196,977
†Brinker International, Inc.	1,880	71,440
†Caesars Entertainment, Inc.	2,213	108,017
†Carnival Corp.	16,011	162,512
†Carrols Restaurant Group, Inc.	3,714	8,282
Cheesecake Factory, Inc.	3,354	117,558
†Chipotle Mexican Grill, Inc.	303	517,612
Choice Hotels International, Inc.	2,305	270,123
Churchill Downs, Inc.	1,181	303,576
†Chuy's Holdings, Inc.	1,208	43,307
Cracker Barrel Old Country Store, Inc.	1,519	172,558
Darden Restaurants, Inc.	4,987	773,783
†Dave & Buster's Entertainment, Inc.	3,232	118,905
†Denny's Corp.	3,911	43,647
Dine Brands Global, Inc.	552	37,337
Domino's Pizza, Inc.	730	240,805
†DoorDash, Inc. Class A	5,027	319,516
†DraftKings, Inc. Class A	4,595	88,959
El Pollo Loco Holdings, Inc.	3,403	32,635
†Everi Holdings, Inc.	1,700	29,155
†Expedia Group, Inc.	3,677	356,779
†Fiesta Restaurant Group, Inc.	1,638	13,464
†Hilton Grand Vacations, Inc.	4,987	221,572
Hilton Worldwide Holdings, Inc.	3,486	491,073
†Hyatt Hotels Corp. Class A	1,871	209,159
International Game Technology PLC	3,976	106,557
Jack in the Box, Inc.	1,074	94,072
†Kura Sushi USA, Inc. Class A	610	40,162
†Las Vegas Sands Corp.	2,528	145,234
†Light & Wonder, Inc. Class A	3,487	209,394
Marriott International, Inc. Class A	5,315	882,503
Marriott Vacations Worldwide Corp.	2,191	295,478
McDonald's Corp.	4,663	1,303,821
MGM Resorts International	9,858	437,892
Nathan's Famous, Inc.	298	22,529
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Noodles & Co.	3,644	$ 17,673
†ONE Group Hospitality, Inc.	1,626	13,171
Papa John's International, Inc.	1,423	106,625
†Penn Entertainment, Inc.	3,322	98,531
†Planet Fitness, Inc. Class A	2,912	226,175
†Playa Hotels & Resorts NV	8,515	81,744
†PlayAGS, Inc.	1,440	10,296
†Potbelly Corp.	1,460	12,162
†Red Robin Gourmet Burgers, Inc.	1,284	18,387
Red Rock Resorts, Inc. Class A	3,306	147,348
†Royal Caribbean Cruises Ltd.	6,475	422,818
Ruth's Hospitality Group, Inc.	3,701	60,770
†SeaWorld Entertainment, Inc.	4,911	301,093
†Shake Shack, Inc. Class A	835	46,334
†Six Flags Entertainment Corp.	3,068	81,946
Starbucks Corp.	7,152	744,738
Texas Roadhouse, Inc.	3,420	369,565
Travel & Leisure Co.	3,985	156,212
Vail Resorts, Inc.	1,256	293,502
Wendy's Co.	13,624	296,731
Wingstop, Inc.	1,345	246,915
Wyndham Hotels & Resorts, Inc.	3,483	236,322
†Wynn Resorts Ltd.	1,444	161,598
Yum! Brands, Inc.	3,499	462,148
		15,487,811
Household Durables–1.20%
Bassett Furniture Industries, Inc.	722	12,852
†Beazer Homes USA, Inc.	2,298	36,492
†Cavco Industries, Inc.	542	172,215
Century Communities, Inc.	2,517	160,887
DR Horton, Inc.	12,480	1,219,171
Ethan Allen Interiors, Inc.	1,750	48,055
Flexsteel Industries, Inc.	419	8,070
Garmin Ltd.	5,124	517,114
†GoPro, Inc. Class A	2,100	10,563
†Green Brick Partners, Inc.	3,200	112,192
Hamilton Beach Brands Holding Co. Class A	652	6,676
†Helen of Troy Ltd.	1,664	158,363
Hooker Furnishings Corp.	831	15,116
†Hovnanian Enterprises, Inc. Class A	551	37,380
Installed Building Products, Inc.	1,646	187,693
†iRobot Corp.	1,792	78,203

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
KB Home	5,148	$ 206,847
La-Z-Boy, Inc.	3,008	87,473
†Legacy Housing Corp.	594	13,519
Leggett & Platt, Inc.	7,210	229,855
Lennar Corp. Class A	10,251	1,068,587
†LGI Homes, Inc.	1,679	191,456
Lifetime Brands, Inc.	785	4,616
†Lovesac Co.	603	17,427
†M/I Homes, Inc.	1,091	68,831
MDC Holdings, Inc.	4,503	175,032
Meritage Homes Corp.	2,325	271,467
†Mohawk Industries, Inc.	1,648	165,162
Newell Brands, Inc.	22,715	282,575
†NVR, Inc.	121	674,235
PulteGroup, Inc.	14,094	821,398
†Purple Innovation, Inc.	800	2,112
†Skyline Champion Corp.	2,886	217,114
†Sonos, Inc.	2,987	58,605
†Taylor Morrison Home Corp.	9,255	354,096
Tempur Sealy International, Inc.	11,328	447,343
Toll Brothers, Inc.	6,351	381,250
†TopBuild Corp.	2,212	460,406
†Tri Pointe Homes, Inc.	8,843	223,905
†Tupperware Brands Corp.	2,421	6,052
†Universal Electronics, Inc.	867	8,791
†VOXX International Corp.	2,205	27,188
Whirlpool Corp.	4,083	539,038
		9,785,422
Household Products–1.19%
†Central Garden & Pet Co.	3,287	130,202
Church & Dwight Co., Inc.	6,202	548,319
Clorox Co.	3,633	574,886
Colgate-Palmolive Co.	8,625	648,169
Energizer Holdings, Inc.	3,912	135,746
Kimberly-Clark Corp.	4,712	632,445
Oil-Dri Corp. of America	282	11,734
Procter & Gamble Co.	44,843	6,667,706
Reynolds Consumer Products, Inc.	1,427	39,242
Spectrum Brands Holdings, Inc.	2,923	193,561
WD-40 Co.	775	137,989
		9,719,999
Independent Power and Renewable Electricity Producers–0.22%
AES Corp.	14,524	349,738
Atlantica Sustainable Infrastructure PLC	5,908	174,641
Brookfield Renewable Corp. Class A	5,993	209,455
Clearway Energy, Inc. Class A	5,540	170,960
Ormat Technologies, Inc.	2,822	239,221
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers (continued)
†Sunnova Energy International, Inc.	5,997	$ 93,673
Vistra Corp.	23,319	559,656
		1,797,344
Industrial Conglomerates–0.51%
3M Co.	13,826	1,453,251
General Electric Co.	8,723	833,919
Honeywell International, Inc.	9,927	1,897,248
		4,184,418
Insurance–3.02%
Aflac, Inc.	10,120	652,942
Allstate Corp.	7,501	831,186
†Ambac Financial Group, Inc.	2,234	34,582
American Equity Investment Life Holding Co.	6,329	230,945
American Financial Group, Inc.	4,350	528,525
American International Group, Inc.	15,031	756,961
AMERISAFE, Inc.	1,468	71,859
Aon PLC Class A	1,791	564,684
†Arch Capital Group Ltd.	11,376	772,089
Argo Group International Holdings Ltd.	2,598	76,095
Arthur J Gallagher & Co.	2,541	486,119
Assurant, Inc.	3,006	360,930
Assured Guaranty Ltd.	5,886	295,889
Axis Capital Holdings Ltd.	5,346	291,464
†Brighthouse Financial, Inc.	5,959	262,852
Brown & Brown, Inc.	8,544	490,597
Chubb Ltd.	5,362	1,041,193
Cincinnati Financial Corp.	4,103	459,864
CNA Financial Corp.	3,226	125,911
CNO Financial Group, Inc.	6,176	137,045
†Conifer Holdings, Inc.	5,315	8,185
Crawford & Co. Class A	3,914	30,917
Donegal Group, Inc. Class A	996	15,219
†eHealth, Inc.	1,543	14,443
Employers Holdings, Inc.	2,097	87,424
†Enstar Group Ltd.	1,075	249,174
Erie Indemnity Co. Class A	1,327	307,413
Everest Re Group Ltd.	1,450	519,129
F&G Annuities & Life, Inc.	1,138	20,621
Fidelity National Financial, Inc.	16,742	584,798
First American Financial Corp.	6,407	356,614
†Genworth Financial, Inc. Class A	22,919	115,053
Globe Life, Inc.	5,229	575,295

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Goosehead Insurance, Inc. Class A	189	$ 9,866
†Greenlight Capital Re Ltd. Class A	1,907	17,907
†Hallmark Financial Services, Inc.	110	715
Hanover Insurance Group, Inc.	3,093	397,451
Hartford Financial Services Group, Inc.	13,650	951,269
HCI Group, Inc.	887	47,543
Heritage Insurance Holdings, Inc.	4,237	13,050
Horace Mann Educators Corp.	2,359	78,979
Investors Title Co.	124	18,724
James River Group Holdings Ltd.	1,705	35,208
Kemper Corp.	3,591	196,284
Kinsale Capital Group, Inc.	999	299,850
Loews Corp.	6,756	391,983
†Maiden Holdings Ltd.	5,521	11,539
†Markel Corp.	350	447,094
Marsh & McLennan Cos., Inc.	7,739	1,288,930
Mercury General Corp.	3,824	121,374
MetLife, Inc.	8,084	468,387
National Western Life Group, Inc. Class A	298	72,301
†NI Holdings, Inc.	863	11,219
Old Republic International Corp.	18,644	465,541
†Palomar Holdings, Inc.	463	25,558
Primerica, Inc.	3,375	581,310
Principal Financial Group, Inc.	9,473	704,033
ProAssurance Corp.	3,203	59,191
Progressive Corp.	3,488	498,993
Prudential Financial, Inc.	13,600	1,125,264
Reinsurance Group of America, Inc.	2,470	327,917
RenaissanceRe Holdings Ltd.	2,289	458,578
RLI Corp.	2,487	330,547
Safety Insurance Group, Inc.	1,159	86,369
Selective Insurance Group, Inc.	3,458	329,651
†Selectquote, Inc.	567	1,230
†SiriusPoint Ltd.	7,714	62,715
Stewart Information Services Corp.	1,688	68,111
Tiptree, Inc.	1,600	23,312
Travelers Cos., Inc.	6,731	1,153,761
†Trean Insurance Group, Inc.	1,600	9,792
†Trupanion, Inc.	433	18,571
United Fire Group, Inc.	2,034	54,003
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Universal Insurance Holdings, Inc.	3,924	$ 71,495
Unum Group	9,940	393,226
W R Berkley Corp.	8,121	505,613
White Mountains Insurance Group Ltd.	204	281,008
Willis Towers Watson PLC	3,133	728,047
		24,599,526
Interactive Media & Services–3.08%
†Alphabet, Inc. Class A	67,860	7,039,118
†Alphabet, Inc. Class C	61,120	6,356,480
†Angi, Inc.	1,639	3,721
†Bumble, Inc. Class A	4,098	80,116
†Cargurus, Inc.	3,083	57,591
†Cars.com, Inc.	4,551	87,834
†DHI Group, Inc.	3,155	12,241
†EverQuote, Inc. Class A	500	6,950
†Match Group, Inc.	4,578	175,749
†Meta Platforms, Inc. Class A	49,410	10,471,955
†Pinterest, Inc. Class A	2,279	62,148
†QuinStreet, Inc.	3,300	52,371
Shutterstock, Inc.	2,288	166,109
†Snap, Inc. Class A	1,701	19,068
†TripAdvisor, Inc.	4,445	88,278
†TrueCar, Inc.	6,947	15,978
†Yelp, Inc.	3,429	105,270
†Zedge, Inc. Class B	591	1,153
†Ziff Davis, Inc.	3,482	271,770
†ZoomInfo Technologies, Inc.	1,942	47,987
		25,121,887
IT Services–1.27%
Accenture PLC Class A	11,756	3,359,982
†Akamai Technologies, Inc.	4,441	347,730
Amdocs Ltd.	6,463	620,642
†Brightcove, Inc.	3,520	15,664
†Cloudflare, Inc. Class A	488	30,090
Cognizant Technology Solutions Corp. Class A	10,584	644,883
†Computer Task Group, Inc.	1,153	8,359
†DigitalOcean Holdings, Inc.	511	20,016
†DXC Technology Co.	11,644	297,621
†Edgio, Inc.	3,333	2,637
†EPAM Systems, Inc.	977	292,123
†Fastly, Inc. Class A	5,634	100,060
†Gartner, Inc.	1,711	557,393
†Globant SA	833	136,620
†GoDaddy, Inc. Class A	3,455	268,523
†Grid Dynamics Holdings, Inc.	2,155	24,696
Hackett Group, Inc.	2,748	50,783
Information Services Group, Inc.	2,900	14,761

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
International Business Machines Corp.	20,201	$ 2,648,149
†Kyndryl Holdings, Inc.	4,524	66,774
†MongoDB, Inc.	226	52,685
†Okta, Inc.	417	35,962
†Perficient, Inc.	1,815	131,025
PFSweb, Inc.	867	3,676
†Snowflake, Inc. Class A	525	81,002
†Squarespace, Inc. Class A	1,211	38,474
†Twilio, Inc. Class A	670	44,642
†Unisys Corp.	1,659	6,437
†VeriSign, Inc.	2,057	434,706
		10,336,115
Leisure Products–0.28%
Acushnet Holdings Corp.	4,495	228,975
†American Outdoor Brands, Inc.	1,803	17,742
Brunswick Corp.	5,296	434,272
Hasbro, Inc.	4,346	233,337
Johnson Outdoors, Inc. Class A	436	27,472
†Malibu Boats, Inc. Class A	1,584	89,417
Marine Products Corp.	2,133	28,134
†MasterCraft Boat Holdings, Inc.	1,000	30,430
†Mattel, Inc.	18,315	337,179
†Nautilus, Inc.	2,171	2,909
Polaris, Inc.	3,553	393,069
Smith & Wesson Brands, Inc.	2,575	31,698
†Topgolf Callaway Brands Corp.	7,331	158,496
†Vista Outdoor, Inc.	4,147	114,914
†YETI Holdings, Inc.	4,493	179,720
		2,307,764
Life Sciences Tools & Services–1.45%
†10X Genomics, Inc. Class A	224	12,497
†Adaptive Biotechnologies Corp.	1,110	9,801
Agilent Technologies, Inc.	3,112	430,514
†Alpha Teknova, Inc.	1,800	5,328
†Avantor, Inc.	13,009	275,010
†Azenta, Inc.	1,794	80,048
†BioLife Solutions, Inc.	3,897	84,760
†Bio-Rad Laboratories, Inc. Class A	670	320,943
Bio-Techne Corp.	2,920	216,635
Bruker Corp.	8,550	674,082
†Champions Oncology, Inc.	196	788
†Charles River Laboratories International, Inc.	2,531	510,806
†CryoPort, Inc.	2,671	64,104
Danaher Corp.	9,686	2,441,259
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Harvard Bioscience, Inc.	3,169	$ 13,310
†Illumina, Inc.	415	96,508
†IQVIA Holdings, Inc.	6,632	1,319,039
†Maravai LifeSciences Holdings, Inc. Class A	3,621	50,730
†Medpace Holdings, Inc.	1,557	292,794
†Mettler-Toledo International, Inc.	542	829,374
†Nautilus Biotechnology, Inc.	5,121	14,185
†OmniAb, Inc.	4,454	16,391
†Pacific Biosciences of California, Inc.	7,405	85,750
PerkinElmer, Inc.	3,902	519,981
†Quanterix Corp.	1,218	13,727
†Repligen Corp.	812	136,708
†Seer, Inc.	2,828	10,916
†Sotera Health Co.	12,699	227,439
†Syneos Health, Inc.	4,646	165,491
Thermo Fisher Scientific, Inc.	3,267	1,883,001
†Waters Corp.	1,354	419,239
West Pharmaceutical Services, Inc.	1,740	602,858
		11,824,016
Machinery–3.26%
†3D Systems Corp.	6,912	74,097
AGCO Corp.	4,680	632,736
Alamo Group, Inc.	671	123,571
Albany International Corp. Class A	2,141	191,320
Allison Transmission Holdings, Inc.	7,945	359,432
Astec Industries, Inc.	1,462	60,307
Barnes Group, Inc.	3,140	126,479
†Blue Bird Corp.	812	16,589
Caterpillar, Inc.	9,808	2,244,463
†Chart Industries, Inc.	2,068	259,327
Chicago Rivet & Machine Co.	189	5,617
†CIRCOR International, Inc.	1,341	41,732
Columbus McKinnon Corp.	1,631	60,608
†Commercial Vehicle Group, Inc.	4,182	30,529
Crane Holdings Co.	4,090	464,215
Cummins, Inc.	4,569	1,091,443
Deere & Co.	6,761	2,791,482
Donaldson Co., Inc.	8,393	548,399
Douglas Dynamics, Inc.	1,386	44,199
Dover Corp.	4,566	693,758
Eastern Co.	515	10,032
†Energy Recovery, Inc.	2,984	68,781
Enerpac Tool Group Corp.	2,890	73,695
EnPro Industries, Inc.	2,155	223,883
Esab Corp.	2,239	132,258

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
ESCO Technologies, Inc.	1,491	$ 142,316
†Evoqua Water Technologies Corp.	7,310	363,453
Federal Signal Corp.	4,085	221,448
Flowserve Corp.	6,513	221,442
Fortive Corp.	6,827	465,397
Franklin Electric Co., Inc.	2,494	234,685
†Gates Industrial Corp. PLC	3,772	52,393
†Gencor Industries, Inc.	1,204	18,505
Gorman-Rupp Co.	2,146	53,650
Graco, Inc.	6,440	470,184
†Graham Corp.	501	6,553
Greenbrier Cos., Inc.	1,954	62,860
Helios Technologies, Inc.	2,751	179,915
Hillenbrand, Inc.	5,042	239,646
Hurco Cos., Inc.	300	7,596
Hyster-Yale Materials Handling, Inc.	834	41,608
IDEX Corp.	1,637	378,196
Illinois Tool Works, Inc.	5,942	1,446,580
Ingersoll Rand, Inc.	9,821	571,386
ITT, Inc.	4,999	431,414
John Bean Technologies Corp.	1,844	201,531
Kadant, Inc.	745	155,347
Kennametal, Inc.	5,039	138,976
†L B Foster Co. Class A	762	8,748
Lincoln Electric Holdings, Inc.	3,879	655,939
Lindsay Corp.	475	71,787
†LS Starrett Co. Class A	1,600	17,952
Luxfer Holdings PLC	1,289	21,784
†Manitowoc Co., Inc.	3,195	54,603
†Mayville Engineering Co., Inc.	557	8,310
†Middleby Corp.	3,112	456,250
Miller Industries, Inc.	637	22,518
Mueller Industries, Inc.	4,258	312,878
Mueller Water Products, Inc. Class A	10,288	143,415
†NN, Inc.	5,648	6,043
Nordson Corp.	1,475	327,833
Omega Flex, Inc.	460	51,262
Oshkosh Corp.	3,866	321,574
Otis Worldwide Corp.	7,899	666,676
PACCAR, Inc.	14,884	1,089,509
Parker-Hannifin Corp.	3,129	1,051,688
Park-Ohio Holdings Corp.	1,241	14,991
Pentair PLC	9,500	525,065
†Proterra, Inc.	12,683	19,278
†Proto Labs, Inc.	1,067	35,371
†RBC Bearings, Inc.	700	162,911
REV Group, Inc.	4,472	53,619
Shyft Group, Inc.	2,371	53,940
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Snap-on, Inc.	1,875	$ 462,919
†SPX Technologies, Inc.	3,324	234,608
Standex International Corp.	630	77,137
Stanley Black & Decker, Inc.	4,384	353,263
Tennant Co.	1,373	94,092
Terex Corp.	3,393	164,153
Timken Co.	4,369	357,035
†Titan International, Inc.	6,689	70,101
Toro Co.	6,711	745,995
Trinity Industries, Inc.	6,963	169,619
†Twin Disc, Inc.	600	5,772
Wabash National Corp.	2,605	64,057
Watts Water Technologies, Inc. Class A	1,597	268,807
Westinghouse Air Brake Technologies Corp.	4,846	489,737
Xylem, Inc.	3,951	413,670
		26,598,942
Marine Transportation–0.07%
Costamare, Inc.	6,357	59,819
Eagle Bulk Shipping, Inc.	539	24,524
Eneti, Inc.	533	4,984
Genco Shipping & Trading Ltd.	2,086	32,667
†Kirby Corp.	4,034	281,170
Matson, Inc.	2,879	171,790
Pangaea Logistics Solutions Ltd.	3,860	22,658
		597,612
Media–1.26%
†Altice USA, Inc. Class A	10,271	35,127
†AMC Networks, Inc. Class A	1,659	29,165
†Boston Omaha Corp. Class A	1,027	24,309
Cable One, Inc.	307	215,514
†Charter Communications, Inc. Class A	2,320	829,655
Comcast Corp. Class A	82,939	3,144,217
†comScore, Inc.	4,616	5,678
†Cumulus Media, Inc. Class A	500	1,845
†Daily Journal Corp.	100	28,496
DallasNews Corp.	1,322	5,843
†DISH Network Corp. Class A	12,184	113,677
†Emerald Holding, Inc.	3,197	11,893
Entravision Communications Corp. Class A	4,034	24,406
†EW Scripps Co. Class A	5,690	53,543
†Fluent, Inc.	1,021	837
Fox Corp. Class A	22,858	752,282
†Gannett Co., Inc.	11,594	21,681
Gray Television, Inc.	5,362	46,757
†iHeartMedia, Inc. Class A	3,260	12,714

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Integral Ad Science Holding Corp.	8,409	$ 119,996
Interpublic Group of Cos., Inc.	19,491	725,845
John Wiley & Sons, Inc. Class A	2,592	100,492
†Liberty Broadband Corp. Class A	4,690	383,470
†Liberty Media Corp.-Liberty SiriusXM Class A	8,345	233,848
†Magnite, Inc.	2,900	26,854
†Marchex, Inc. Class B	5,340	9,719
New York Times Co. Class A	6,656	258,785
News Corp. Class A	17,580	304,519
Nexstar Media Group, Inc. Class A	3,557	614,152
Omnicom Group, Inc.	10,843	1,022,928
Paramount Global Class A	17,278	386,884
†PubMatic, Inc. Class A	1,163	16,073
†Quotient Technology, Inc.	5,042	16,538
Saga Communications, Inc. Class A	635	14,116
Scholastic Corp.	2,318	79,322
Sinclair Broadcast Group, Inc. Class A	911	15,633
Sirius XM Holdings, Inc.	31,709	125,885
†TechTarget, Inc.	959	34,639
TEGNA, Inc.	15,413	260,634
†Thryv Holdings, Inc.	973	22,437
†Trade Desk, Inc. Class A	1,794	109,272
†Urban One, Inc.	3,828	21,054
†WideOpenWest, Inc.	1,100	11,693
		10,272,427
Metals & Mining–1.29%
Alcoa Corp.	11,273	479,779
Alpha Metallurgical Resources, Inc.	805	125,580
†Ampco-Pittsburgh Corp.	782	1,916
†Arconic Corp.	4,843	127,032
†ATI, Inc.	8,662	341,803
Caledonia Mining Corp. PLC	1,249	18,985
Carpenter Technology Corp.	2,617	117,137
†Century Aluminum Co.	6,328	63,280
†Cleveland-Cliffs, Inc.	27,413	502,480
†Coeur Mining, Inc.	13,662	54,511
Commercial Metals Co.	7,882	385,430
Compass Minerals International, Inc.	2,029	69,574
†Dakota Gold Corp.	2,786	10,085
†Ferroglobe PLC	9,406	46,466
Fortitude Gold Corp.	1,049	7,479
Freeport-McMoRan, Inc.	37,782	1,545,662
Friedman Industries, Inc.	5	57
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Gold Resource Corp.	3,674	$ 3,858
Haynes International, Inc.	2,063	103,336
Hecla Mining Co.	36,267	229,570
†Idaho Strategic Resources, Inc.	1,820	8,863
Kaiser Aluminum Corp.	589	43,957
Materion Corp.	1,479	171,564
†MP Materials Corp.	4,309	121,471
Newmont Corp.	13,552	664,319
Nexa Resources SA	4,710	29,579
Nucor Corp.	9,787	1,511,798
Olympic Steel, Inc.	623	32,527
Reliance Steel & Aluminum Co.	3,408	874,970
Royal Gold, Inc.	1,959	254,102
Ryerson Holding Corp.	2,843	103,428
Schnitzer Steel Industries, Inc. Class A	1,911	59,432
Southern Copper Corp.	3,374	257,267
Steel Dynamics, Inc.	11,403	1,289,223
SunCoke Energy, Inc.	6,128	55,029
†TimkenSteel Corp.	6,202	113,745
Tredegar Corp.	3,415	31,179
U.S. Steel Corp.	12,149	317,089
†Universal Stainless & Alloy Products, Inc.	352	3,291
Warrior Met Coal, Inc.	3,207	117,729
Worthington Industries, Inc.	3,712	239,981
		10,534,563
Multi-Utilities–0.50%
Ameren Corp.	4,745	409,921
Avista Corp.	2,686	114,021
Black Hills Corp.	2,357	148,727
CenterPoint Energy, Inc.	13,408	395,000
CMS Energy Corp.	5,779	354,715
Consolidated Edison, Inc.	5,469	523,219
Dominion Energy, Inc.	5,531	309,238
DTE Energy Co.	3,725	408,037
NiSource, Inc.	8,491	237,408
NorthWestern Corp.	1,697	98,188
Public Service Enterprise Group, Inc.	5,861	366,019
Sempra Energy	1,964	296,878
Unitil Corp.	1,166	66,509
WEC Energy Group, Inc.	3,452	327,215
		4,055,095
Oil, Gas & Consumable Fuels–5.51%
Adams Resources & Energy, Inc.	441	16,943
†Alto Ingredients, Inc.	4,791	7,186
†Amplify Energy Corp.	3,085	21,194
Antero Midstream Corp.	24,985	262,093

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Antero Resources Corp.	13,414	$ 309,729
APA Corp.	11,880	428,393
Arch Resources, Inc.	1,270	166,954
Ardmore Shipping Corp.	2,791	41,502
†Battalion Oil Corp.	29	190
Berry Corp.	3,410	26,768
California Resources Corp.	3,452	132,902
†Callon Petroleum Co.	3,716	124,263
†Centrus Energy Corp. Class A	700	22,540
Cheniere Energy, Inc.	2,789	439,546
Chesapeake Energy Corp.	5,617	427,117
Chevron Corp.	29,434	4,802,451
Chord Energy Corp.	1,551	208,765
Civitas Resources, Inc.	1,189	81,256
†Clean Energy Fuels Corp.	20,933	91,268
†CNX Resources Corp.	15,674	251,097
Comstock Resources, Inc.	11,629	125,477
ConocoPhillips	27,972	2,775,102
CONSOL Energy, Inc.	2,615	152,376
Coterra Energy, Inc.	46,064	1,130,411
CVR Energy, Inc.	6,732	220,675
Delek U.S. Holdings, Inc.	4,667	107,108
†Denbury, Inc.	2,832	248,168
Devon Energy Corp.	27,046	1,368,798
DHT Holdings, Inc.	8,597	92,934
Diamondback Energy, Inc.	7,713	1,042,566
Dorian LPG Ltd.	2,455	48,953
DT Midstream, Inc.	4,202	207,453
†EnLink Midstream LLC	25,978	281,601
EOG Resources, Inc.	11,873	1,361,002
Epsilon Energy Ltd.	2,128	11,363
EQT Corp.	13,715	437,646
Equitrans Midstream Corp.	22,129	127,906
Evolution Petroleum Corp.	2,220	14,008
Exxon Mobil Corp.	81,419	8,928,408
†Green Plains, Inc.	3,877	120,148
†Gulfport Energy Corp.	473	37,840
†Hallador Energy Co.	3,632	33,378
Hess Corp.	8,948	1,184,178
HF Sinclair Corp.	10,776	521,343
International Seaways, Inc.	2,758	114,953
Kinder Morgan, Inc.	25,837	452,406
†Kosmos Energy Ltd.	26,917	200,262
Magnolia Oil & Gas Corp. Class A	9,382	205,278
Marathon Oil Corp.	37,116	889,299
Marathon Petroleum Corp.	17,066	2,301,009
Matador Resources Co.	6,684	318,493
Murphy Oil Corp.	10,368	383,409
NACCO Industries, Inc. Class A	326	11,759
New Fortress Energy, Inc.	2,140	62,980
Nordic American Tankers Ltd.	14,832	58,735
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Northern Oil & Gas, Inc.	1,139	$ 34,569
Occidental Petroleum Corp.	26,036	1,625,427
ONEOK, Inc.	15,976	1,015,115
†Overseas Shipholding Group, Inc. Class A	5,002	19,508
Ovintiv, Inc.	13,095	472,468
†Par Pacific Holdings, Inc.	3,626	105,879
PBF Energy, Inc. Class A	7,775	337,124
PDC Energy, Inc.	6,279	402,986
†Peabody Energy Corp.	9,294	237,926
Permian Resources Corp.	17,052	179,046
Phillips 66	7,915	802,423
PHX Minerals, Inc.	655	1,716
Pioneer Natural Resources Co.	4,816	983,620
†PrimeEnergy Resources Corp.	202	16,988
Range Resources Corp.	17,978	475,878
Ranger Oil Corp. Class A	1,090	44,516
†REX American Resources Corp.	1,620	46,316
†SandRidge Energy, Inc.	3,035	43,734
Scorpio Tankers, Inc.	5,026	283,014
SFL Corp. Ltd.	10,126	96,197
Sitio Royalties Corp. Class A	1,683	38,036
SM Energy Co.	11,376	320,348
†Southwestern Energy Co.	51,776	258,880
†Talos Energy, Inc.	4,058	60,221
Targa Resources Corp.	9,029	658,666
†Teekay Corp.	3,211	19,844
†Teekay Tankers Ltd. Class A	2,248	96,507
Texas Pacific Land Corp.	263	447,368
Valero Energy Corp.	10,662	1,488,415
†Vital Energy, Inc.	929	42,307
Vitesse Energy, Inc.	1,422	27,061
†W&T Offshore, Inc.	4,101	20,833
Williams Cos., Inc.	22,329	666,744
World Fuel Services Corp.	6,061	154,859
		44,964,121
Paper & Forest Products–0.07%
†Clearwater Paper Corp.	1,500	50,130
Glatfelter Corp.	3,242	10,342
Louisiana-Pacific Corp.	7,699	417,363
Mercer International, Inc.	4,679	45,737
Sylvamo Corp.	1,590	73,553
		597,125
Passenger Airlines–0.36%
†Alaska Air Group, Inc.	6,350	266,446
†Allegiant Travel Co.	963	88,577
†American Airlines Group, Inc.	14,699	216,810
†Copa Holdings SA Class A	1,782	164,568

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines (continued)
†Delta Air Lines, Inc.	24,758	$ 864,549
†Frontier Group Holdings, Inc.	2,518	24,777
†Hawaiian Holdings, Inc.	3,086	28,268
†JetBlue Airways Corp.	17,815	129,693
†Mesa Air Group, Inc.	2,354	5,579
†SkyWest, Inc.	3,119	69,148
Southwest Airlines Co.	12,115	394,222
Spirit Airlines, Inc.	5,476	94,023
†United Airlines Holdings, Inc.	12,582	556,754
		2,903,414
Personal Care Products–0.25%
†BellRing Brands, Inc.	6,545	222,530
†Coty, Inc. Class A	28,705	346,182
Edgewell Personal Care Co.	3,074	130,399
†elf Beauty, Inc.	1,640	135,054
Estee Lauder Cos., Inc. Class A	2,305	568,090
†Herbalife Nutrition Ltd.	4,218	67,910
†Honest Co., Inc.	11,559	20,806
Inter Parfums, Inc.	1,441	204,968
Lifevantage Corp.	2,676	9,607
Medifast, Inc.	636	65,934
Natural Health Trends Corp.	462	2,282
†Nature's Sunshine Products, Inc.	909	9,281
Nu Skin Enterprises, Inc. Class A	3,625	142,499
†Thorne HealthTech, Inc.	3,386	15,644
†USANA Health Sciences, Inc.	1,458	91,708
		2,032,894
Pharmaceuticals–3.53%
†Amneal Pharmaceuticals, Inc.	8,114	11,278
†Amphastar Pharmaceuticals, Inc.	3,846	144,225
†ANI Pharmaceuticals, Inc.	935	37,138
†Athira Pharma, Inc.	4,848	12,120
Bristol-Myers Squibb Co.	42,790	2,965,775
†Cara Therapeutics, Inc.	1,547	7,596
†Catalent, Inc.	4,237	278,413
†Collegium Pharmaceutical, Inc.	1,508	36,177
†Corcept Therapeutics, Inc.	4,605	99,744
†Cymabay Therapeutics, Inc.	5,352	46,669
†Elanco Animal Health, Inc.	14,510	136,394
Eli Lilly & Co.	15,847	5,442,177
†Fulcrum Therapeutics, Inc.	3,143	8,958
†Harmony Biosciences Holdings, Inc.	2,848	92,987
†Harrow Health, Inc.	2,646	55,989
†Innoviva, Inc.	8,244	92,745
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Intra-Cellular Therapies, Inc.	3,773	$ 204,308
†Jazz Pharmaceuticals PLC	3,266	477,914
Johnson & Johnson	37,704	5,844,120
†Ligand Pharmaceuticals, Inc.	909	66,866
Merck & Co., Inc.	53,420	5,683,354
†Nektar Therapeutics	5,848	4,111
†NGM Biopharmaceuticals, Inc.	1,200	4,896
†Ocuphire Pharma, Inc.	3,932	14,745
Organon & Co.	7,098	166,945
†Pacira BioSciences, Inc.	1,648	67,255
Perrigo Co. PLC	6,594	236,527
Pfizer, Inc.	118,890	4,850,712
Phibro Animal Health Corp. Class A	1,490	22,827
†Pliant Therapeutics, Inc.	2,864	76,182
†Prestige Consumer Healthcare, Inc.	3,449	216,011
†Scilex Holding Co.	1,396	11,447
†scPharmaceuticals, Inc.	2,003	18,167
SIGA Technologies, Inc.	4,189	24,087
†Supernus Pharmaceuticals, Inc.	4,014	145,427
†Taro Pharmaceutical Industries Ltd.	2,002	48,689
†Tarsus Pharmaceuticals, Inc.	625	7,856
Viatris, Inc.	29,225	281,145
Zoetis, Inc.	5,101	849,010
		28,790,986
Professional Services–1.74%
†ASGN, Inc.	3,282	271,323
Automatic Data Processing, Inc.	7,901	1,759,000
Barrett Business Services, Inc.	764	67,721
BGSF, Inc.	458	4,878
Booz Allen Hamilton Holding Corp.	6,133	568,468
Broadridge Financial Solutions, Inc.	3,831	561,510
†CACI International, Inc. Class A	1,381	409,163
†CBIZ, Inc.	2,928	144,907
†Clarivate PLC	10,298	96,698
Concentrix Corp.	3,531	429,193
†Conduent, Inc.	11,528	39,541
†CoStar Group, Inc.	4,230	291,235
CRA International, Inc.	465	50,136
CSG Systems International, Inc.	1,963	105,413
†DLH Holdings Corp.	697	7,995
Dun & Bradstreet Holdings, Inc.	18,237	214,102

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Equifax, Inc.	3,183	$ 645,640
†ExlService Holdings, Inc.	1,799	291,132
Exponent, Inc.	2,295	228,788
†First Advantage Corp.	2,721	37,985
†Forrester Research, Inc.	1,302	42,120
†Franklin Covey Co.	769	29,583
†FTI Consulting, Inc.	2,021	398,844
Genpact Ltd.	10,041	464,095
Heidrick & Struggles International, Inc.	1,738	52,766
HireQuest, Inc.	768	16,566
†Huron Consulting Group, Inc.	1,526	122,645
†IBEX Holdings Ltd.	574	14,006
ICF International, Inc.	989	108,493
Insperity, Inc.	1,432	174,060
Jacobs Solutions, Inc.	2,662	312,812
KBR, Inc.	8,350	459,667
Kelly Services, Inc. Class A	2,914	48,343
Kforce, Inc.	1,861	117,690
Korn Ferry	3,509	181,556
Leidos Holdings, Inc.	4,371	402,394
ManpowerGroup, Inc.	3,592	296,448
Maximus, Inc.	4,397	346,044
†Mistras Group, Inc.	2,371	16,075
†NV5 Global, Inc.	614	63,838
Paychex, Inc.	7,065	809,578
†RCM Technologies, Inc.	1,000	11,560
Resources Connection, Inc.	3,042	51,896
Robert Half International, Inc.	8,363	673,807
Science Applications International Corp.	4,049	435,105
SS&C Technologies Holdings, Inc.	6,801	384,052
†StarTek, Inc.	4,760	19,659
†Sterling Check Corp.	3,447	38,434
TransUnion	4,978	309,333
†TriNet Group, Inc.	4,695	378,464
†TrueBlue, Inc.	2,836	50,481
TTEC Holdings, Inc.	3,257	121,258
Verisk Analytics, Inc.	4,606	883,707
†Verra Mobility Corp.	6,040	102,197
†Willdan Group, Inc.	746	11,652
		14,174,056
Real Estate Management & Development–0.29%
†Anywhere Real Estate, Inc.	7,238	38,217
†CBRE Group, Inc. Class A	9,024	657,037
†CKX Lands, Inc.	100	943
†Cushman & Wakefield PLC	5,962	62,839
Douglas Elliman, Inc.	3,557	11,062
eXp World Holdings, Inc.	1,193	15,139
†Five Point Holdings LLC Class A	1,459	3,443
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Forestar Group, Inc.	2,282	$ 35,508
†FRP Holdings, Inc.	1,191	68,935
†Howard Hughes Corp.	2,366	189,280
†Jones Lang LaSalle, Inc.	2,637	383,657
Kennedy-Wilson Holdings, Inc.	9,523	157,987
Marcus & Millichap, Inc.	2,435	78,188
†Maui Land & Pineapple Co., Inc.	1,011	12,092
Newmark Group, Inc. Class A	11,223	79,459
†Rafael Holdings, Inc. Class B	887	1,375
RE/MAX Holdings, Inc. Class A	1,472	27,615
RMR Group, Inc. Class A	1,499	39,334
St. Joe Co.	4,108	170,934
Stratus Properties, Inc.	394	7,880
†Tejon Ranch Co.	3,049	55,705
†Zillow Group, Inc. Class A	6,025	266,718
		2,363,347
Semiconductors & Semiconductor Equipment–4.82%
†Advanced Micro Devices, Inc.	17,147	1,680,577
†Alpha & Omega Semiconductor Ltd.	978	26,357
†Ambarella, Inc.	1,741	134,788
Amkor Technology, Inc.	22,758	592,163
†Amtech Systems, Inc.	1,163	11,095
Analog Devices, Inc.	5,085	1,002,864
Applied Materials, Inc.	18,003	2,211,308
†Axcelis Technologies, Inc.	2,339	311,672
†AXT, Inc.	1,172	4,665
Broadcom, Inc.	7,840	5,029,674
†CEVA, Inc.	1,018	30,978
†Cirrus Logic, Inc.	4,655	509,164
†Cohu, Inc.	3,624	139,125
†Diodes, Inc.	2,424	224,850
†Enphase Energy, Inc.	2,236	470,186
Entegris, Inc.	4,330	355,103
†First Solar, Inc.	4,890	1,063,575
†FormFactor, Inc.	4,562	145,300
†GSI Technology, Inc.	1,975	3,397
†Ichor Holdings Ltd.	1,913	62,632
Intel Corp.	74,858	2,445,611
†inTEST Corp.	1,085	22,503
KLA Corp.	3,248	1,296,504
Kulicke & Soffa Industries, Inc.	3,275	172,560
Lam Research Corp.	3,251	1,723,420
†Lattice Semiconductor Corp.	3,059	292,135
†MACOM Technology Solutions Holdings, Inc.	1,580	111,927
†Magnachip Semiconductor Corp.	1,402	13,011
Marvell Technology, Inc.	13,848	599,618

LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†MaxLinear, Inc.	3,221	$ 113,411
Microchip Technology, Inc.	15,442	1,293,731
Micron Technology, Inc.	21,433	1,293,267
MKS Instruments, Inc.	2,121	187,963
Monolithic Power Systems, Inc.	551	275,798
NVE Corp.	375	31,121
NVIDIA Corp.	9,068	2,518,818
NXP Semiconductors NV	4,421	824,406
†ON Semiconductor Corp.	16,695	1,374,332
†Onto Innovation, Inc.	3,137	275,680
†PDF Solutions, Inc.	2,280	96,672
†Photronics, Inc.	4,937	81,855
Power Integrations, Inc.	2,937	248,588
†Qorvo, Inc.	4,976	505,412
QUALCOMM, Inc.	21,738	2,773,334
†Rambus, Inc.	6,528	334,625
†Semtech Corp.	2,840	68,558
†Silicon Laboratories, Inc.	1,942	340,025
Skyworks Solutions, Inc.	6,210	732,656
†SMART Global Holdings, Inc.	2,460	42,410
†SolarEdge Technologies, Inc.	763	231,914
†Synaptics, Inc.	2,171	241,307
Teradyne, Inc.	5,398	580,339
Texas Instruments, Inc.	19,692	3,662,909
†Ultra Clean Holdings, Inc.	2,077	68,873
Universal Display Corp.	1,230	190,810
†Veeco Instruments, Inc.	2,578	54,473
†Wolfspeed, Inc.	3,268	212,257
		39,342,306
Software–6.53%
A10 Networks, Inc.	2,287	35,426
†ACI Worldwide, Inc.	6,433	173,562
Adeia, Inc.	7,533	66,742
†Adobe, Inc.	7,296	2,811,660
†Agilysys, Inc.	934	77,064
†Alarm.com Holdings, Inc.	1,481	74,465
†Altair Engineering, Inc. Class A	800	57,688
American Software, Inc. Class A	1,038	13,089
†ANSYS, Inc.	1,313	436,966
†Appfolio, Inc. Class A	301	37,468
†Aspen Technology, Inc.	1,511	345,823
†Asure Software, Inc.	1,711	24,809
†Atlassian Corp. Class A	361	61,792
†Autodesk, Inc.	3,161	657,994
Bentley Systems, Inc. Class B	1,454	62,507
†Bills Holdings, Inc.	1,820	147,675
†Black Knight, Inc.	3,616	208,137
†Blackbaud, Inc.	2,993	207,415
†Box, Inc. Class A	5,884	157,632
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Cadence Design Systems, Inc.	1,601	$ 336,354
†Cerence, Inc.	1,724	48,427
†Ceridian HCM Holding, Inc.	2,899	212,265
†Cognyte Software Ltd.	3,097	10,499
†CommVault Systems, Inc.	1,488	84,429
†Confluent, Inc. Class A	2,167	52,160
†Consensus Cloud Solutions, Inc.	1,160	39,544
†CoreCard Corp.	954	28,744
†Crowdstrike Holdings, Inc. Class A	228	31,295
†Datadog, Inc. Class A	238	17,293
†DocuSign, Inc.	339	19,764
Dolby Laboratories, Inc. Class A	2,941	251,220
†DoubleVerify Holdings, Inc.	853	25,718
†Dropbox, Inc. Class A	12,202	263,807
†Dynatrace, Inc.	2,110	89,253
Ebix, Inc.	2,526	33,318
†eGain Corp.	796	6,042
†EngageSmart, Inc.	1,031	19,847
†Envestnet, Inc.	2,030	119,100
†Everbridge, Inc.	687	23,818
†Fair Isaac Corp.	766	538,261
†Fortinet, Inc.	5,632	374,303
†Freshworks, Inc. Class A	5,639	86,615
Gen Digital, Inc.	12,649	217,057
†Guidewire Software, Inc.	2,663	218,499
†HubSpot, Inc.	157	67,314
†Informatica, Inc. Class A	3,073	50,397
InterDigital, Inc.	2,062	150,320
Intuit, Inc.	1,382	616,137
†Jamf Holding Corp.	1,616	31,383
†JFrog Ltd.	791	15,583
†LiveRamp Holdings, Inc.	4,179	91,645
†Manhattan Associates, Inc.	3,299	510,850
Microsoft Corp.	124,027	35,756,984
†Mitek Systems, Inc.	3,573	34,265
†Model N, Inc.	1,142	38,223
†N-able, Inc.	3,833	50,596
†NCR Corp.	9,975	235,310
†Olo, Inc. Class A	5,124	41,812
†ON24, Inc.	506	4,433
†OneSpan, Inc.	2,510	43,925
Oracle Corp.	11,020	1,023,978
†Palantir Technologies, Inc. Class A	923	7,799
†Palo Alto Networks, Inc.	941	187,955
†Paycom Software, Inc.	1,219	370,588
†Paycor HCM, Inc.	879	23,311
†Paylocity Holding Corp.	708	140,736
†PowerSchool Holdings, Inc. Class A	2,391	47,390

LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Procore Technologies, Inc.	600	$ 37,578
Progress Software Corp.	3,296	189,355
†PTC, Inc.	2,503	320,960
†Q2 Holdings, Inc.	156	3,841
†Qualtrics International, Inc. Class A	1,773	31,613
†Qualys, Inc.	1,575	204,781
†Rimini Street, Inc.	4,284	17,650
Roper Technologies, Inc.	980	431,876
†Salesforce, Inc.	7,099	1,418,238
Sapiens International Corp. NV	3,371	73,218
†SecureWorks Corp. Class A	2,259	19,360
†SentinelOne, Inc. Class A	2,255	36,892
†ServiceNow, Inc.	339	157,540
†ShotSpotter, Inc.	558	21,941
†SolarWinds Corp.	2,262	19,453
†Splunk, Inc.	1,375	131,835
†SPS Commerce, Inc.	816	124,277
†Sumo Logic, Inc.	2,553	30,585
†Synchronoss Technologies, Inc.	2,306	2,168
†Synopsys, Inc.	938	362,302
†Telos Corp.	3,621	9,161
†Teradata Corp.	7,049	283,934
†Tyler Technologies, Inc.	575	203,918
†Unity Software, Inc.	729	23,649
†Upland Software, Inc.	1,653	7,108
†Verint Systems, Inc.	3,097	115,332
†Veritone, Inc.	1,489	8,681
†Vertex, Inc. Class A	1,395	28,863
†VMware, Inc. Class A	1,626	203,006
†Workday, Inc. Class A	315	65,060
Xperi, Inc.	3,013	32,932
†Yext, Inc.	4,098	39,382
†Zoom Video Communications, Inc. Class A	3,207	236,805
†Zscaler, Inc.	476	55,611
		53,295,385
Specialty Retail–2.79%
†1-800-Flowers.com, Inc. Class A	3,054	35,121
Aaron's Co., Inc.	2,309	22,305
†Abercrombie & Fitch Co. Class A	6,902	191,531
Academy Sports & Outdoors, Inc.	3,312	216,108
Advance Auto Parts, Inc.	2,697	327,982
American Eagle Outfitters, Inc.	13,926	187,165
†America's Car-Mart, Inc.	473	37,466
Arko Corp.	4,300	36,507
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Asbury Automotive Group, Inc.	1,229	$ 258,090
†AutoNation, Inc.	5,412	727,156
†AutoZone, Inc.	150	368,723
†Barnes & Noble Education, Inc.	4,091	6,218
Bath & Body Works, Inc.	2,245	82,122
Best Buy Co., Inc.	12,638	989,176
Big 5 Sporting Goods Corp.	952	7,321
†Boot Barn Holdings, Inc.	2,377	182,173
Buckle, Inc.	3,060	109,211
Build-A-Bear Workshop, Inc.	1,134	26,354
†Burlington Stores, Inc.	1,526	308,405
Caleres, Inc.	3,166	68,481
Camping World Holdings, Inc. Class A	1,466	30,595
†CarMax, Inc.	5,513	354,376
†CarParts.com, Inc.	2,700	14,418
Cato Corp. Class A	2,294	20,279
†Chewy, Inc. Class A	836	31,250
†Chico's FAS, Inc.	9,593	52,762
†Children's Place, Inc.	524	21,091
†Citi Trends, Inc.	1,474	28,036
†Conn's, Inc.	3,161	19,156
†Container Store Group, Inc.	7,273	24,946
Designer Brands, Inc. Class A	3,126	27,321
†Destination XL Group, Inc.	4,125	22,729
Dick's Sporting Goods, Inc.	4,473	634,674
†Duluth Holdings, Inc. Class B	753	4,804
†Five Below, Inc.	2,610	537,582
†Floor & Decor Holdings, Inc. Class A	5,297	520,271
Foot Locker, Inc.	8,253	327,562
Franchise Group, Inc.	1,365	37,196
†GameStop Corp. Class A	800	18,416
Gap, Inc.	12,803	128,542
†Genesco, Inc.	1,809	66,716
Group 1 Automotive, Inc.	1,309	296,384
†GrowGeneration Corp.	2,382	8,146
Guess?, Inc.	7,264	141,357
Haverty Furniture Cos., Inc.	1,170	37,335
Hibbett, Inc.	1,132	66,765
Home Depot, Inc.	15,567	4,594,133
†J Jill, Inc.	987	25,701
JOANN, Inc.	3,062	4,869
†Lands' End, Inc.	2,935	28,528
†Leslie's, Inc.	6,775	74,593
Lithia Motors, Inc.	1,842	421,689
†LL Flooring Holdings, Inc.	2,511	9,542
Lowe's Cos., Inc.	4,621	924,061
†MarineMax, Inc.	1,791	51,491
Monro, Inc.	2,081	102,864
Murphy USA, Inc.	2,169	559,710

LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†National Vision Holdings, Inc.	3,754	$ 70,725
†ODP Corp.	3,561	160,174
†O'Reilly Automotive, Inc.	488	414,302
Penske Automotive Group, Inc.	5,297	751,168
PetMed Express, Inc.	1,442	23,418
†Revolve Group, Inc.	1,075	28,273
†RH	1,072	261,086
Ross Stores, Inc.	10,443	1,108,316
†Sally Beauty Holdings, Inc.	4,190	65,280
Shoe Carnival, Inc.	2,018	51,762
Signet Jewelers Ltd.	4,587	356,777
†Sleep Number Corp.	1,810	55,042
Sonic Automotive, Inc. Class A	1,581	85,912
†Sportsman's Warehouse Holdings, Inc.	1,747	14,815
†Stitch Fix, Inc. Class A	990	5,059
†Tile Shop Holdings, Inc.	4,218	19,782
†Tilly's, Inc. Class A	2,120	16,345
TJX Cos., Inc.	18,003	1,410,715
Tractor Supply Co.	4,892	1,149,816
†Ulta Beauty, Inc.	2,108	1,150,272
Upbound Group, Inc.	3,348	82,060
†Urban Outfitters, Inc.	6,503	180,263
†Victoria's Secret & Co.	3,220	109,963
Williams-Sonoma, Inc.	5,064	616,086
Winmark Corp.	203	65,047
†Zumiez, Inc.	1,585	29,227
		22,739,190
Technology Hardware, Storage & Peripherals–5.77%
Apple, Inc.	265,941	43,853,671
†Avid Technology, Inc.	1,312	41,958
†CPI Card Group, Inc.	137	6,166
Dell Technologies, Inc. Class C	6,255	251,514
Hewlett Packard Enterprise Co.	33,041	526,343
HP, Inc.	15,313	449,436
Immersion Corp.	1,963	17,549
†Intevac, Inc.	505	3,702
NetApp, Inc.	7,200	459,720
†One Stop Systems, Inc.	2,641	6,550
†Pure Storage, Inc. Class A	5,495	140,177
Seagate Technology Holdings PLC	6,968	460,724
†Stratasys Ltd.	3,678	60,797
†Super Micro Computer, Inc.	2,621	279,268
†Turtle Beach Corp.	601	6,022
†Western Digital Corp.	8,583	323,322
Xerox Holdings Corp.	13,402	206,391
		47,093,310
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.81%
†Allbirds, Inc. Class A	2,070	$ 2,484
†Capri Holdings Ltd.	6,876	323,172
Carter's, Inc.	3,084	221,801
Columbia Sportswear Co.	3,905	352,387
†Crocs, Inc.	2,379	300,801
Culp, Inc.	857	4,456
†Deckers Outdoor Corp.	1,861	836,612
†Delta Apparel, Inc.	583	6,413
†Fossil Group, Inc.	4,356	13,939
†G-III Apparel Group Ltd.	5,065	78,761
Hanesbrands, Inc.	26,411	138,922
Kontoor Brands, Inc.	2,536	122,717
Lakeland Industries, Inc.	306	4,468
Levi Strauss & Co. Class A	3,482	63,477
†Lululemon Athletica, Inc.	1,296	471,990
Movado Group, Inc.	1,488	42,810
NIKE, Inc. Class B	11,611	1,423,973
Oxford Industries, Inc.	1,080	114,037
PVH Corp.	3,292	293,515
Ralph Lauren Corp.	1,882	219,573
Rocky Brands, Inc.	542	12,504
†Skechers USA, Inc. Class A	5,696	270,674
Steven Madden Ltd.	4,035	145,260
Superior Group of Cos., Inc.	478	3,762
Tapestry, Inc.	13,865	597,720
†Under Armour, Inc. Class A	8,436	80,058
†Under Armour, Inc. Class C	8,627	73,588
†Unifi, Inc.	1,589	12,982
†Vera Bradley, Inc.	4,817	28,854
VF Corp.	12,868	294,806
Wolverine World Wide, Inc.	4,245	72,377
		6,628,893
Tobacco–0.20%
Altria Group, Inc.	12,719	567,522
Philip Morris International, Inc.	9,405	914,636
Turning Point Brands, Inc.	703	14,763
Universal Corp.	1,492	78,912
Vector Group Ltd.	7,114	85,439
		1,661,272
Trading Companies & Distributors–1.09%
Air Lease Corp.	8,537	336,102
Alta Equipment Group, Inc.	1,479	23,442
Applied Industrial Technologies, Inc.	2,223	315,955
†Beacon Roofing Supply, Inc.	4,965	292,190
†BlueLinx Holdings, Inc.	383	26,029
Boise Cascade Co.	2,267	143,388
†Core & Main, Inc. Class A	1,770	40,887
†Distribution Solutions Group, Inc.	624	28,367
†DXP Enterprises, Inc.	1,412	38,011

LVIP Dimensional U.S. Core Equity 2 Fund–28

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†EVI Industries, Inc.	812	$ 16,078
Fastenal Co.	16,174	872,425
GATX Corp.	2,433	267,679
Global Industrial Co.	2,361	63,369
†GMS, Inc.	2,996	173,438
H&E Equipment Services, Inc.	2,029	89,743
Herc Holdings, Inc.	1,751	199,439
†Hudson Technologies, Inc.	2,788	24,339
Karat Packaging, Inc.	551	7,345
McGrath RentCorp	1,676	156,388
†MRC Global, Inc.	5,465	53,120
MSC Industrial Direct Co., Inc. Class A	3,057	256,788
†NOW, Inc.	6,498	72,453
Rush Enterprises, Inc. Class A	3,929	218,861
†SiteOne Landscape Supply, Inc.	2,352	321,918
Textainer Group Holdings Ltd.	3,468	111,357
†Titan Machinery, Inc.	1,745	53,135
†Transcat, Inc.	587	52,472
Triton International Ltd.	4,168	263,501
United Rentals, Inc.	4,146	1,640,821
†Univar Solutions, Inc.	9,999	350,265
Veritiv Corp.	1,896	256,225
Watsco, Inc.	1,424	453,060
WESCO International, Inc.	3,455	533,936
†Willis Lease Finance Corp.	616	33,744
WW Grainger, Inc.	1,618	1,114,495
		8,900,765
Water Utilities–0.16%
American States Water Co.	1,681	149,424
American Water Works Co., Inc.	3,453	505,830
Artesian Resources Corp. Class A	575	31,832
California Water Service Group	2,184	127,109
Consolidated Water Co. Ltd.	860	14,130
Essential Utilities, Inc.	6,714	293,066
Global Water Resources, Inc.	1,585	19,701
Middlesex Water Co.	968	75,620
†Pure Cycle Corp.	1,628	15,385
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities (continued)
SJW Group	1,157	$ 88,082
York Water Co.	500	22,350
		1,342,529
Wireless Telecommunication Services–0.22%
†Gogo, Inc.	2,191	31,770
Shenandoah Telecommunications Co.	3,690	70,184
Spok Holdings, Inc.	803	8,134
Telephone & Data Systems, Inc.	6,032	63,396
†T-Mobile U.S., Inc.	10,589	1,533,711
†U.S. Cellular Corp.	2,733	56,655
		1,763,850
Total Common Stock (Cost $509,688,139)		813,877,162
PREFERRED STOCK–0.00%
•WESCO International, Inc. 10.63% (H15T5Y + 10.33%)	1,790	48,527
Total Preferred Stock (Cost $44,737)		48,527
RIGHTS–0.01%
=†Achillion Pharmaceuticals, Inc. CVR	22,444	32,095
=†Albireo Pharma, Inc.	900	1,935
=†Contra Abiomed, Inc.	626	9,772
=†Contra Aduro Biotech, Inc.	227	556
=†Progenics Pharmaceuticals, Inc.	8,600	9,890
=†Resolute Forest Products, Inc.	6,285	8,925
Total Rights (Cost $21,823)		63,173

MONEY MARKET FUND–0.29%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	2,345,245	2,345,245
Total Money Market Fund (Cost $2,345,245)		2,345,245

TOTAL INVESTMENTS–100.06% (Cost $512,099,944)	816,334,107
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(493,342)
NET ASSETS APPLICABLE TO 46,905,375 SHARES OUTSTANDING–100.00%	$815,840,765

LVIP Dimensional U.S. Core Equity 2 Fund–29

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

Summary of Abbreviations:
CVR–Contingent Value Rights
H15T5Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 2 Fund–30

LVIP Dimensional U.S. Core Equity 2 Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$11,884,106	$—	$—	$11,884,106
LVIP Dimensional U.S. Core Equity 2 Fund–31

LVIP Dimensional U.S. Core Equity 2 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Air Freight & Logistics	$6,145,904	$—	$—	$6,145,904
Automobile Components	4,801,105	—	—	4,801,105
Automobiles	4,571,493	—	—	4,571,493
Banks	38,975,731	—	—	38,975,731
Beverages	11,533,953	—	—	11,533,953
Biotechnology	21,998,025	—	31,159	22,029,184
Broadline Retail	12,363,853	—	—	12,363,853
Building Products	9,935,598	—	—	9,935,598
Capital Markets	24,590,927	—	—	24,590,927
Chemicals	20,143,865	—	5,124	20,148,989
Commercial Services & Supplies	7,975,524	—	—	7,975,524
Communications Equipment	6,452,290	—	—	6,452,290
Construction & Engineering	5,623,004	—	—	5,623,004
Construction Materials	1,805,452	—	—	1,805,452
Consumer Finance	7,891,620	—	—	7,891,620
Consumer Staples Distribution & Retail	18,814,856	—	—	18,814,856
Containers & Packaging	6,638,875	—	—	6,638,875
Distributors	1,850,979	—	—	1,850,979
Diversified Consumer Services	2,761,613	—	—	2,761,613
Diversified Telecommunication Services	8,136,685	—	—	8,136,685
Electric Utilities	8,431,661	—	—	8,431,661
Electrical Equipment	7,312,688	—	—	7,312,688
Electronic Equipment, Instruments & Components	13,502,527	—	—	13,502,527
Energy Equipment & Services	5,885,447	—	—	5,885,447
Entertainment	7,748,169	—	—	7,748,169
Financial Services	26,637,784	—	—	26,637,784
Food Products	13,128,130	—	—	13,128,130
Gas Utilities	1,751,433	—	—	1,751,433
Ground Transportation	11,563,818	—	—	11,563,818
Health Care Equipment & Supplies	15,035,287	—	—	15,035,287
Health Care Providers & Services	21,064,646	—	—	21,064,646
Health Care Technology	1,067,447	—	—	1,067,447
Hotels, Restaurants & Leisure	15,487,811	—	—	15,487,811
Household Durables	9,785,422	—	—	9,785,422
Household Products	9,719,999	—	—	9,719,999
Independent Power and Renewable Electricity Producers	1,797,344	—	—	1,797,344
Industrial Conglomerates	4,184,418	—	—	4,184,418
Insurance	24,599,526	—	—	24,599,526
Interactive Media & Services	25,121,887	—	—	25,121,887
IT Services	10,336,115	—	—	10,336,115
Leisure Products	2,307,764	—	—	2,307,764
Life Sciences Tools & Services	11,824,016	—	—	11,824,016
Machinery	26,598,942	—	—	26,598,942
Marine Transportation	597,612	—	—	597,612
Media	10,272,427	—	—	10,272,427
Metals & Mining	10,534,563	—	—	10,534,563
Multi-Utilities	4,055,095	—	—	4,055,095
Oil, Gas & Consumable Fuels	44,964,121	—	—	44,964,121
Paper & Forest Products	597,125	—	—	597,125
Passenger Airlines	2,903,414	—	—	2,903,414
Personal Care Products	2,032,894	—	—	2,032,894
Pharmaceuticals	28,790,986	—	—	28,790,986
Professional Services	14,174,056	—	—	14,174,056
Real Estate Management & Development	2,363,347	—	—	2,363,347
Semiconductors & Semiconductor Equipment	39,342,306	—	—	39,342,306
Software	53,295,385	—	—	53,295,385
Specialty Retail	22,739,190	—	—	22,739,190
Technology Hardware, Storage & Peripherals	47,093,310	—	—	47,093,310
LVIP Dimensional U.S. Core Equity 2 Fund–32

LVIP Dimensional U.S. Core Equity 2 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Textiles, Apparel & Luxury Goods	$6,628,893	$—	$—	$6,628,893
Tobacco	1,661,272	—	—	1,661,272
Trading Companies & Distributors	8,900,765	—	—	8,900,765
Water Utilities	1,342,529	—	—	1,342,529
Wireless Telecommunication Services	1,763,850	—	—	1,763,850
Rights	—	—	63,173	63,173
Money Market Fund	2,345,245	—	—	2,345,245
Preferred Stock	48,527	—	—	48,527
Total Investments	$816,234,651	$—	$99,456	$816,334,107
During the period ended March 31, 2023, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 2 Fund–33